UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - April 30, 2003

Item 1: Reports to Shareholders


                                                                   [FRONT COVER]

                   VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003



                                           VANGUARD(R) EUROPEAN STOCK INDEX FUND
                                            VANGUARD(R) PACIFIC STOCK INDEX FUND
                                   VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND
                                VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND
                                        VANGUARD(R) DEVELOPED MARKETS INDEX FUND
                          VANGUARD(R) INSTITUTIONAL DEVELOPED MARKETS INDEX FUND


                                                                     [SHIP LOGO]

                                                         [THE VANGUARD GROUP[R]]

ETERNAL PRINCIPLES
Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

================================================================================
SUMMARY
* Returns for the Vanguard International Stock Index Funds ranged from -4.0% to 6.3% during the six-month period; each fund except the Pacific Stock Index Fund posted a positive return.
*    All of the funds outperformed their average mutual fund peers.
* Most long-term investors should hold international funds as a small part of a well-diversified portfolio of stocks, bonds, and cash investments.
================================================================================

================================================================================
CONTENTS
    1 Letter from the Chairman
    6 Fund Profiles
   14 Glossary of Investment Terms
   15 Performance Summaries
   19 Results of Proxy Voting
   21 Financial Statements
   71 Advantages of Vanguard.com
================================================================================

                                                                 INDEXED TO MSCI
                                                EMERGING MARKET STOCK INDEX FUND
                                                       EUROPEAN STOCK INDEX FUND
                                                        PACIFIC STOCK INDEX FUND

LETTER FROM THE CHAIRMAN
                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]
FELLOW SHAREHOLDER,
Most stock markets around the world lost ground during the six months ended April 30, 2003. However, for U.S.-based investors, the continued decline in the value of the dollar against most major currencies translated into positive overseas returns, with the notable exception of those from Asian markets. The Vanguard International Stock Index Funds posted returns ranging from -4.0% for the Pacific Stock Index Fund to 6.3% for the Emerging Markets Stock Index Fund. The funds' returns closely tracked those of their respective unmanaged target indexes and, in all cases, exceeded those of their average mutual fund peers.

     The table at left presents the total returns (capital change plus reinvested dividends) for each fund's share classes. Among these are our Admiral(TM) Shares, offered to shareholders whose sizable, long-tenured accounts bring economies of scale to our operations, and our Institutional Shares, offered for a minimum initial investment of $10 million. Returns are also shown for the funds' average mutual fund peers and target indexes.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
 Investor Shares                                                        4.1%
 Admiral Shares                                                         4.2
 Institutional Shares                                                   4.2
Average European Region Fund*                                           3.2
MSCI Europe Index                                                       4.2
--------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
 Investor Shares                                                       -4.0%
 Admiral Shares                                                        -4.0
 Institutional Shares                                                  -4.0
Average Japan/Pacific Region Fund*                                     -7.0
MSCI Pacific Index                                                     -4.0
--------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
 Investor Shares                                                        6.3%
 Institutional Shares                                                   6.3
Average Emerging Markets Fund*                                          6.1
Select Emerging Markets Free Index**                                    6.5
--------------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND                           2.2%
Average International Fund*                                             0.9
Total International Composite IndexY                                    2.2
--------------------------------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND                                   1.9%
Average International Fund*                                             0.9
MSCI EAFE Index                                                         1.8
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND                     1.9%
Average International Fund*                                             0.9
MSCI EAFE Index                                                         1.8
================================================================================
*Derived from data provided by Lipper Inc.
**Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%) and a cash component (5%) based on the Lipper Money Market average. The stock component of the index is administered exclusively for Vanguard by MSCI.
+Consists of the MSCI Europe Index (65%), the MSCI Pacific Index (26%), and the Select Emerging Markets Free Index (9%).

Information on the changes in the funds' net asset values and on per-share distributions can be found on page 5.

MOST DEVELOPED MARKETS ROSE IN DOLLARS; EMERGING MARKETS DID WELL
During the six months ended April 30, investors in international markets added the U.S. war with Iraq to a list of worries that included the sluggish state of the world economy and the potential for heightened terrorist activity. As tensions grew in Iraq during late 2002 and into the first quarter of 2003, international stock markets drifted lower, but the mid-March invasion of Iraq sparked a rally late in the first quarter.

     Stocks outside the United States, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index Free ex USA, rose 3.1% in dollars for the six months. This result lagged the 5.0% return of the Wilshire 5000 Total Market Index, a broad measure of the U.S. stock market. Meanwhile, the MSCI Europe, Australasia, Far East (EAFE) Index, a proxy for equity performance in 21 developed nations, returned 1.8% in dollars for the six months, but its return in local currencies was -4.6%.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------
                                                  SIX         ONE          FIVE
                                               MONTHS        YEAR         YEARS*
--------------------------------------------------------------------------------
STOCKS
MSCI All Country World Index Free
 ex USA (International)                           3.1%      -15.2%         -4.9%
Russell 1000 Index (Large-caps)                   4.8       -13.5          -2.3
Russell 2000 Index (Small-caps)                   7.6       -20.8          -2.5
Wilshire 5000 Index (Entire market)               5.0       -13.6          -2.6
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                       4.3%       10.5%          7.6%
 (Broad taxable market)
Lehman Municipal Bond Index                       3.6         8.5           6.3
Citigroup 3-Month Treasury Bill Index             0.6         1.5           4.0
--------------------------------------------------------------------------------
CPI
Consumer Price Index                              1.4%        2.2%          2.5%
================================================================================
*Annualized.

     Emerging markets were the true stars of the period, posting the highest returns in dollars. Israel, the Czech Republic, and Brazil all saw strong gains. However, a number of politically troubled Latin American nations continued to suffer, as general labor strikes disrupted manufacturing activity.

OVERSEAS ECONOMIC REPORTS HAD FAR-REACHING IMPLICATIONS
Economic reports from overseas were generally poor. In the Eurozone, which comprises the 12 countries that use the euro as a common currency, unemployment figures for March 2003 exceeded those of March 2002 by a substantial margin in 11 of the 12 nations. Accounting scandals that buffeted numerous companies in Europe, most notably Ahold in the Netherlands, only added to investors' worries. The Japanese economy continued to show signs of weakness as key economic indicators--including the unemployment rate, manufacturing activity, and consumer prices--worsened, and Tokyo's Nikkei average fell to near-20-year lows. Elsewhere in the Pacific region, the onset of SARS (Severe Acute Respiratory Syndrome) disrupted business, as local residents grew fearful and companies in the United States and Europe restricted travel to affected areas.

OUR FUNDS PERFORMED WELL IN TRYING TIMES
Although the performance of international markets generally paled in comparison with U.S. stocks, our funds did a solid job of tracking the performances of their respective benchmarks and surpassing those of their average peers.

     The total return for the EUROPEAN STOCK INDEX FUND'S Investor Shares was 4.1% for the period, somewhat better than its average peer group's return of 3.2% and just a notch below the MSCI Europe Index's return. Some markets, notably Ireland, rose substantially in their local currencies, while others (such as the Netherlands) fell sharply. However, the overall result across the continent was a negative return. The weak U.S. dollar turned these losses in local currency into a positive return for U.S.-based investors.

     The PACIFIC STOCK INDEX FUND posted the worst return (-4.0%) of the six international stock index funds, primarily because of the ongoing weakness in Japanese markets, which have been in and out of recession numerous times over the past ten-plus years. However, the fund bested its average peer's return of -7.0% by a comfortable margin, and was directly in line with the -4.0% return of the MSCI Pacific Index.

     The EMERGING MARKETS STOCK INDEX FUND posted the highest return (6.3%) of the six funds and performed slightly better than the average emerging markets fund (6.1%). Several emerging markets whose local currencies had been losing ground against the rising dollar over the past several years benefited from the dollar's weakness. (A note about this fund: In anticipation of changes to the fund's benchmark that took effect May 1, we added holdings in three countries--Chile, India, and Peru--before the end of this reporting period. We are in the process of eliminating its 5% cash component.)

     The DEVELOPED MARKETS INDEX FUND and sister fund Institutional Developed Markets Index Fund, "funds of funds" that held a 73%/27% mix of the European and Pacific Funds as of April 30, provided returns of 1.9% for the six months, besting the 0.9% return of their average peer. Poor performance by the stocks in the Pacific segment was to blame for the mediocre results.

     The TOTAL INTERNATIONAL STOCK INDEX FUND, a "fund of funds" that held shares of our European, Pacific, and Emerging Markets Funds in approximately a 65%/25%/10% mix as of April 30, returned 2.2% for the period, which handily outpaced the 0.9% return for the average international fund. The fund's outperformance was due in part to its emerging markets exposure.

THE OPPORTUNITIES IN--AND CHALLENGES OF--INTERNATIONAL INVESTING
Although international stocks didn't prove to be much of a refuge from the troubles faced by U.S. stock markets over the past three years, we still believe that there is a place for international stocks in most investors' portfolios. Investors who do not have any exposure to international securities miss out on the potential growth opportunities of almost half the world's stock market capitalization.

     That said, there are indeed additional risks associated with investments in international stocks. Investors should carefully consider their tolerance for the uncertainties of currency fluctuation, economic volatility, and political instability in a particular country or region. These risks could lead to prolonged downturns that would try the patience of the most seasoned investor. However, if you are investing for the long term, a reasonable commitment--consistent with your risk tolerance, objectives, and time frame--to international stocks can help diversify your portfolio. Our international stock index funds offer you a very low-cost and tax-efficient way to add that international flavor to your stock holdings.

     We thank you for your continued confidence in Vanguard.

Sincerely,

JOHN J. BRENNAN

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MAY 13, 2003

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE              OCTOBER 31, 2002-APRIL 30, 2003
                                                         DISTRIBUTIONS PER SHARE
--------------------------------------------------------------------------------
                                  STARTING         ENDING      INCOME    CAPITAL
VANGUARD INDEX FUND            SHARE PRICE    SHARE PRICE    DIVIDENDS     GAINS
--------------------------------------------------------------------------------
EUROPEAN STOCK
 Investor Shares                    $16.44         $16.70     $0.400      $0.000
 Admiral Shares                      38.61          39.21      0.975       0.000
 Institutional Shares                16.46          16.71      0.425       0.000
--------------------------------------------------------------------------------
PACIFIC STOCK
 Investor Shares                    $ 5.90         $ 5.60     $0.067      $0.000
 Admiral Shares                      38.63          36.62      0.473       0.000
 Institutional Shares                 5.91           5.60      0.075       0.000
--------------------------------------------------------------------------------
EMERGING MARKETS STOCK
 Investor Shares                     $7.48          $7.83     $0.122      $0.000
 Institutional Shares                 7.49           7.83      0.135       0.000
--------------------------------------------------------------------------------
TOTAL INTERNATIONAL STOCK            $7.79          $7.80     $0.157       0.000
--------------------------------------------------------------------------------
DEVELOPED MARKETS                    $5.80          $5.79     $0.116      $0.000
--------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS      $5.76          $5.74      $0.12      $0.000
================================================================================

FUND PROFILES                                               AS OF APRIL 30, 2003
These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 14.

EUROPEAN STOCK INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                               COMPARATIVE            BROAD
                                    FUND            INDEX*            INDEX**
--------------------------------------------------------------------------------
Number of Stocks                     545               530            1,747
Turnover Rate                        4%Y                --               --
Expense Ratio                                           --               --
 Investor Shares                  0.34%Y
 Admiral Shares                   0.23%Y
 Institutional Shares             0.18%Y
Cash Investments                   0.0%                 --               --
================================================================================

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
BP PLC                                            3.7%
 (oil)
Vodafone Group PLC                                3.5
 (cellular telecommunications)
GlaxoSmithKline PLC                               3.1
 (pharmaceuticals)
HSBC Holdings PLC                                 3.0
 (banking)
Novartis AG (Registered)                          2.8
 (pharmaceuticals)
Royal Dutch Petroleum Co.                         2.2
 (energy)
TotalFinaElf SA                                   2.2
 (integrated oil)
Nokia Oyj                                         2.1
 (telecommunications)
Nestle SA (Registered)                            2.1
 (food, beverage, and tobacco)
Royal Bank of Scotland Group PLC                  1.9
 (banking)
--------------------------------------------------------------------------------
Top Ten                                          26.6%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

================================================================================
VOLATILITY MEASURES
--------------------------------------------------------------------------------
                                 COMPARATIVE                       BROAD
                      FUND             INDEX*        FUND          INDEX**
--------------------------------------------------------------------------------
R-Squared             1.00             1.00          0.92          1.00
Beta                  1.00             1.00          1.10          1.00
--------------------------------------------------------------------------------

================================================================================
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                                      COMPARATIVE
                                     FUND                   INDEX*
--------------------------------------------------------------------------------
United Kingdom                       37.9%                   37.9%
France                               13.3                    13.3
Switzerland                          11.1                    11.1
Germany                               8.7                     8.7
Netherlands                           7.1                     7.1
Italy                                 5.4                     5.4
Spain                                 5.1                     5.1
Sweden                                3.0                     3.0
Finland                               2.9                     2.9
Belgium                               1.4                     1.4
Ireland                               1.2                     1.2
Denmark                               1.1                     1.1
Norway                                0.6                     0.6
Greece                                0.5                     0.5
Portugal                              0.5                     0.5
Austria                               0.2                     0.2
--------------------------------------------------------------------------------
Total                               100.0%                  100.0%
--------------------------------------------------------------------------------

*MSCI Europe Index.
**MSCI All Country World Index Free ex USA.
+Annualized.

================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
--------------------------------------------------------------------------------
                                              COMPARATIVE         BROAD
                                     FUND           INDEX*        INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                9.4%           9.4%          11.1%
Consumer Staples                     10.6           10.6            9.1
Energy                               11.9           11.8            9.6
Financials                           25.9           25.9           24.8
Health Care                          12.3           12.2            9.3
Industrials                           6.1            6.1            7.9
Information Technology                4.6            4.6            7.2
Materials                             5.3            5.3            7.5
Telecommunication Services            9.4            9.4            8.4
Utilities                             4.5            4.7            5.1
================================================================================

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

*MSCI Europe Index.
**MSCI All Country World Index Free ex USA.

PACIFIC STOCK INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                                  COMPARATIVE            BROAD
                                     FUND               INDEX*           INDEX**
--------------------------------------------------------------------------------
Number of Stocks                      465                 465            1,747
Turnover Rate                         1%Y                  --               --
Expense Ratio
 Investor Shares                   0.41%Y
 Admiral Shares                    0.30%Y
 Institutional Shares              0.25%Y
Cash Investments                     0.0%                  --               --
================================================================================

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
Toyota Motor Corp.                                3.7%
(automotive and transport equipment)
NTT DoCoMo, Inc.                                  2.5
(telecommunications)
Canon, Inc.                                       2.3
(computer hardware)
National Australia Bank Ltd.                      2.2
(banking)
Takeda Chemical Industries Ltd.                   2.0
(pharmaceuticals)
Tokyo Electric Power Co.                          1.6
(utilities)
News Corp Ltd.                                    1.5
(media)
Commonwealth Bank of Australia                    1.5
(banking)
Sony Corp.                                        1.5
(consumer electronics)
BHP Billiton Ltd.                                 1.5
(metals and mining)
--------------------------------------------------------------------------------
Top Ten                                          20.3%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

================================================================================
VOLATILITY MEASURES
--------------------------------------------------------------------------------
                                        COMPARATIVE                      BROAD
                           FUND               INDEX*       FUND          INDEX**
--------------------------------------------------------------------------------
R-Squared                 0.98                 1.00        0.54          1.00
Beta                      1.02                 1.00        0.72          1.00
--------------------------------------------------------------------------------

================================================================================
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                                      COMPARATIVE
                                     FUND                   INDEX*
--------------------------------------------------------------------------------
Japan                                71.2%                   71.5%
Australia                            19.5                    19.3
Hong Kong                             5.6                     5.5
Singapore                             2.9                     2.9
New Zealand                           0.8                     0.8
--------------------------------------------------------------------------------
Total                               100.0%                  100.0%
================================================================================

================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE         BROAD
                                     FUND           INDEX*        INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary               18.3%           18.3%         11.1%
Consumer Staples                      7.0             7.0           9.1
Energy                                1.2             1.2           9.6
Financials                           21.7            21.7          24.8
Health Care                           5.5             5.5           9.3
Industrials                          14.0            14.0           7.9
Information Technology               11.5            11.5           7.2
Materials                             9.1             9.0           7.5
Telecommunication Services            5.0             5.1           8.4
Utilities                             6.7             6.7           5.1
================================================================================

*MSCI Pacific Index.
**MSCI All Country World Index Free ex USA.
+Annualized.

EMERGING MARKETS STOCK INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
                                              COMPARATIVE         BROAD
                                     FUND           INDEX*        INDEX**
--------------------------------------------------------------------------------
Number of Stocks                      551             550         1,747
Turnover Rate                        19%Y              --            --
Expense Ratio                                          --            --
 Investor Shares                   0.55%Y
 Institutional Shares              0.39%Y
Cash Investments                     3.3%              --            --
================================================================================

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
Samsung Electronics Co., Ltd.                         5.2%
(electronics)
Anglo American PLC                                    4.4
(metals and mining)
Telefonos de Mexico SA                                2.5
(telecommunications)
Teva Pharmaceutical Industries Ltd.                   2.5
(pharmaceuticals)
Petroleo Brasileiro SA                                2.3
(energy)
Taiwan Semiconductor Manufacturing Co., Ltd.          2.2
(electronics)
China Mobile (Hong Kong) Ltd.                         2.2
(telecommunications)
Kookmin Bank                                          1.5
(banking)
Sasol Ltd.                                            1.3
(chemicals)
Old Mutual PLC                                        1.2
(insurance)
--------------------------------------------------------------------------------
Top Ten                                              25.3%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                     BROAD
                           FUND               INDEX*       FUND         INDEX**
--------------------------------------------------------------------------------
R-Squared                  1.00              1.00          0.78          1.00
Beta                       0.99              1.00          1.25          1.00
--------------------------------------------------------------------------------


================================================================================
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE
                                     FUND           INDEX*
--------------------------------------------------------------------------------
South Korea                          21.4%           20.8%
South Africa                         15.9            17.3
Taiwan                               14.6            15.6
Brazil                               10.3            10.6
Mexico                               10.2            10.7
China                                 7.7             8.1
Israel                                5.1             5.6
India                                 3.5             0.0
Thailand                              2.3             2.4
Hungary                               1.7             1.7
Turkey                                1.6             1.8
Poland                                1.5             1.6
Indonesia                             1.5             1.6
Czech Republic                        0.7             0.7
Argentina                             0.7             0.8
Philippines                           0.6             0.7
Chile                                 0.6             0.0
Peru                                  0.1             0.0
--------------------------------------------------------------------------------
Total                               100.0%          100.0%
================================================================================


*Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.
+Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

EMERGING MARKETS STOCK INDEX FUND
================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE         BROAD
                                     FUND           INDEX*        INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                6.7%            6.7%         11.1%
Consumer Staples                      7.6             6.6           9.1
Energy                                8.4             7.5           9.6
Financials                           18.4            18.1          24.8
Health Care                           3.6             3.0           9.3
Industrials                           5.4             5.3           7.9
Information Technology               15.5            18.7           7.2
Materials                            17.9            17.3           7.5
Telecommunication Services           13.6            14.0           8.4
Utilities                             2.9             2.8           5.1
--------------------------------------------------------------------------------

*Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.

TOTAL INTERNATIONAL STOCK INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
                                         FUND
--------------------------------------------------------------------------------
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.38%
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS++ (% OF TOTAL NET ASSETS)
BP PLC                                2.4%
(oil)
Vodafone Group PLC                    2.3
(cellular telecommunications)
GlaxoSmithKline PLC                   2.1
(pharmaceuticals)
HSBC Holdings PLC                     2.0
(banking)
Novartis AG (Registered)              1.9
(pharmaceuticals)
Toyota Motor Corp.                    0.9
(automotive and transport equipment)
NTT DoCoMo Inc.                       0.6
(telecommunications)
Samsung Electronics Co. Ltd.          0.5
(electronics)
Anglo American PLC                    0.4
(metals and mining)
Teva Pharmaceutical Industries Ltd.   0.2
(pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                              13.3%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                   BROAD
                      FUND              INDEX**      FUND         INDEX+
--------------------------------------------------------------------------------
R-Squared             1.00             1.00          1.00          1.00
Beta                  1.01             1.00          1.02          1.00
--------------------------------------------------------------------------------


================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS
European Stock Index Fund Investor Shares            66.4%
Pacific Stock Index Fund Investor Shares             24.4
Emerging Markets Stock Index Fund Investor Shares     9.2
--------------------------------------------------------------------------------
Total                                               100.0%
================================================================================

================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE         BROAD
                                     FUND++         INDEX**       INDEX+
--------------------------------------------------------------------------------
Consumer Discretionary               11.3%           11.3%         11.1%
Consumer Staples                      9.4             9.3           9.1
Energy                                9.0             8.9           9.6
Financials                           24.2            24.4          24.8
Health Care                           9.8             9.7           9.3
Industrials                           8.0             7.9           7.9
Information Technology                7.3             7.5           7.2
Materials                             7.4             7.3           7.5
Telecommunication Services            8.7             8.7           8.4
Utilities                             4.9             5.0           5.1
================================================================================


*For underlying funds; annualized.
**Total International Composite Index.
+MSCI All Country World Index Free ex USA.
++Reflects holdings of underlying funds.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

DEVELOPED MARKETS INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
                                     FUND
--------------------------------------------------------------------------------
Expense Ratio                           0%
Average Weighted Expense Ratio*      0.36%
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS** (% OF TOTAL NET ASSETS)
BP PLC                                2.7%
 (oil)
Vodafone Group PLC                    2.5
 (cellular telecommunications)
GlaxoSmithKline PLC                   2.3
 (pharmaceuticals)
HSBC Holdings PLC                     2.2
 (banking)
Novartis AG (Registered)              2.1
 (pharmaceuticals)
Royal Dutch Petroleum Co.             1.6
 (energy)
TotalFinaElf SA                       1.6
 (integrated oil)
Toyota Motor Corp.                    1.0
 (automotive and transport equipment)
NTT DoCoMo Inc.                       0.7
 (telecommunications)
Canon Inc.                            0.6
 (computer hardware)
--------------------------------------------------------------------------------
Top Ten                              17.3%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS
European Stock Index Fund Investor Shares            73.1%
Pacific Stock Index Fund Investor Shares             26.9
--------------------------------------------------------------------------------
Total                                               100.0%
================================================================================


================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE         BROAD
                                     FUND**         INDEX+        INDEX++
--------------------------------------------------------------------------------
Consumer Discretionary               11.8%           11.8%         11.1%
Consumer Staples                      9.6             9.6           9.1
Energy                                9.0             9.0           9.6
Financials                           24.8            24.9          24.8
Health Care                          10.5            10.4           9.3
Industrials                           8.2             8.2           7.9
Information Technology                6.5             6.4           7.2
Materials                             6.3             6.3           7.5
Telecommunication Services            8.2             8.2           8.4
Utilities                             5.1             5.2           5.1
================================================================================

*For underlying funds; annualized.
**Reflects holdings of underlying funds.
+MSCI EAFE Index.
++MSCI All Country World Index Free ex USA.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
================================================================================
PORTFOLIO CHARACTERISTICS
                                     FUND
--------------------------------------------------------------------------------
Expense Ratio                          0%
Average Weighted Expense Ratio*     0.20%
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS** (% OF TOTAL NET ASSETS)
BP PLC                                2.7%
(oil)
Vodafone Group PLC                    2.5
(cellular telecommunications)
GlaxoSmithKline PLC                   2.3
(pharmaceuticals)
HSBC Holdings PLC                     2.2
(banking)
Novartis AG (Registered)              2.1
(pharmaceuticals)
Royal Dutch Petroleum Co.             1.6
(energy)
TotalFinaElf SA                       1.6
(integrated oil)
Toyota Motor Corp.                    1.0
(automotive and transport equipment)
NTT DoCoMo Inc.                       0.7
(telecommunications)
Canon Inc.                            0.6
(computer hardware)
--------------------------------------------------------------------------------
Top Ten                              17.3%
================================================================================
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS
European Stock Index Fund Institutional Shares       73.1%
Pacific Stock Index Fund Institutional Shares        26.9
--------------------------------------------------------------------------------
Total                                               100.0%
================================================================================


================================================================================
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                              COMPARATIVE         BROAD
                                     FUND**         INDEX+        INDEX++
--------------------------------------------------------------------------------
Consumer Discretionary               11.8%           11.8%         11.1%
Consumer Staples                      9.6             9.6           9.1
Energy                                9.0             9.0           9.6
Financials                           24.8            24.9          24.8
Health Care                          10.5            10.4           9.3
Industrials                           8.2             8.2           7.9
Information Technology                6.5             6.4           7.2
Materials                             6.3             6.3           7.5
Telecommunication Services            8.2             8.2           8.4
Utilities                             5.1             5.2           5.1
--------------------------------------------------------------------------------



*For underlying funds; annualized.
**Reflects holdings of underlying funds.
+MSCI EAFE Index.
++MSCI All Country World Index Free ex USA.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or swap agreements.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which are taxable to investors).
================================================================================

PERFORMANCE SUMMARIES                                       AS OF APRIL 30, 2003
All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EUROPEAN STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992--APRIL 30, 2003
--------------------------------------------------------------------------------
                 EUROPEAN STOCK FUND
    YEAR             INVESTOR SHARES        MSCI EUROPE INDEX
--------------------------------------------------------------------------------
    1993                        25.1                 26.3
    1994                        11.0                 11.7
    1995                        14.0                 13.6
    1996                        17.6                 17.5
    1997                        26.5                 26.0
    1998                        23.2                 23.1
    1999                        12.9                 12.5
    2000                         1.5                  0.9
    2001                       -23.0                -22.8
    2002                       -13.8                -13.9
    2003*                        4.1                  4.2
================================================================================

*Six months ended April 30, 2003.
Note: See Financial Highlights tables on pages 54 and 55 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    FOR PERIODS ENDED MARCH 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                             ONE     FIVE        TEN YEARS
                           INCEPTION DATE   YEAR     YEARS CAPITAL  INCOME TOTAL
--------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
 Investor Shares*            6/18/1990     -25.58%  -7.42%   4.35%  2.12%  6.47%
 Admiral Shares              8/13/2001     -25.49  -17.92**     -      -      -
 Institutional Shares        5/15/2000     -25.45  -17.35**     -      -      -
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.

PACIFIC STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                  PACIFIC STOCK FUND
    YEAR             INVESTOR SHARES   MSCI PACIFIC INDEX
--------------------------------------------------------------------------------
    1993                        49.0                 49.6
    1994                         8.7                  9.0
    1995                       -11.0                -11.0
    1996                         4.0                  3.4
    1997                       -19.7                -19.8
    1998                       -14.0                -13.9
    1999                        51.3                 50.8
    2000                       -10.5                -10.5
    2001                       -29.7                -29.7
    2002                       -12.7                -11.5
    2003**                      -4.0                 -4.0
--------------------------------------------------------------------------------
*Six months ended April 30, 2003.
Note: See Financial Highlights tables on pages 56 and 57 for dividend information.


EMERGING MARKETS STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) MAY 4, 1994-APRIL 30, 2003
--------------------------------------------------------------------------------
             EMERGING MARKETS STOCK INDEX FUND    SELECT EMERGING MARKETS
YEAR                 INVESTOR SHARES                  FREE INDEX*
--------------------------------------------------------------------------------
1994                            26.7                      20.3
1995                           -16.6                     -17.1
1996                            16.3                      14.9
1997                           -13.4                     -13.0
1998                           -20.6                     -20.9
1999                            34.7                      33.9
2000                            -6.3                      -6.4
2001                           -21.2                     -21.0
2002                             5.3                       5.8
2003**                           6.3                       6.5
================================================================================
*Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%) and a cash component (5%) based on the Lipper Money Market average. The stock component of the index is administered exclusively for Vanguard by MSCI.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on pages 58 and 59 for dividend information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    FOR PERIODS ENDED MARCH 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                             ONE     FIVE        TEN YEARS
                           INCEPTION DATE   YEAR     YEAR  CAPITAL  INCOME TOTAL
--------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND
 Investor Shares*          6/18/1990     -17.30%  -6.07%   -4.46%  0.87%  -3.59%
 Admiral Shares            8/13/2001     -17.27  -16.96**     -      -      -
 Institutional Shares      5/15/2000     -17.19  -20.50**     -      -      -
--------------------------------------------------------------------------------
 EMERGING MARKETS STOCK INDEX FUND
 Investor Shares*          5/14/1994     -20.87%  -5.28%   -3.58%  1.96%  -1.62%
  Fee-Adjusted Returns+                  -21.65   -5.45    -3.58   1.86   -1.72
 Institutional Shares      6/22/2000     -20.72  -12.47**     -      -      -
  Fee-Adjusted Returns+                  -21.50  -12.77**     -      -      -
================================================================================
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.
+Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

TOTAL INTERNATIONAL STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) APRIL 29, 1996-APRIL 30, 2003
--------------------------------------------------------------------------------
           TOTAL INTERNATIONAL STOCK         TOTAL INTERNATIONAL
YEAR                      INDEX FUND             COMPOSITE INDEX*
--------------------------------------------------------------------------------
1996                            -2.0                       -2.25
1997                             2.1                         2.0
1998                             6.0                         5.9
1999                            24.1                        23.6
2000                            -3.1                        -3.4
2001                           -24.7                       -24.5
2002                           -11.8                       -11.7
2003*                            2.2                         2.2
--------------------------------------------------------------------------------
*Consists of the MSCI Europe Index (65%), the MSCI Pacific Index (26%), and the Select Emerging Markets Free Index (9%).
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 60 for dividend and capital gains information.

DEVELOPED MARKETS INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) MAY 8, 2000-APRIL 30, 2003
--------------------------------------------------------------------------------
                   DEVELOPED MARKETS
YEAR                 INVESTOR SHARES             MSCI EAFE INDEX
--------------------------------------------------------------------------------
2000                            -7.3                   -7.9
2001                           -25.1                  -24.9
2002                           -13.6                  -13.2
2003*                            1.9                    1.8
================================================================================
*Six months ended April 30, 2003.
Note: See Financial Highlights table on page 61 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    FOR PERIODS ENDED MARCH 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                              ONE    FIVE        TEN YEARS
                           INCEPTION DATE    YEAR    YEAR  CAPITAL  INCOME TOTAL
--------------------------------------------------------------------------------
Total International Stock
  Index Fund*                   4/29/1996  -23.12%  -6.99%   -5.04% 1.68% -3.36%
--------------------------------------------------------------------------------
Developed Markets Index Fund*    5/8/2000  -23.38%     --    19.85% 1.51% 18.34%
================================================================================
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) JUNE 1, 2000-APRIL 30, 2003
--------------------------------------------------------------------------------
                 INSTITUTIONAL DEVELOPED MARKETS
    YEAR                INDEX FUND                     MSCI EAFE INDEX
--------------------------------------------------------------------------------
    2000                      -8.0                            -7.9
    2001                     -25.1                           -24.9
    2002                     -13.4                           -13.2
    2003*                      1.9                             1.8
================================================================================
*Six months ended April 30, 2003.
Note: See Financial Highlights table on page 62 for dividend information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    FOR PERIODS ENDED MARCH 31, 2003
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                              ONE             TEN YEARS
                           INCEPTION DATE    YEAR      CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Institutional Developed
 Markets Index Fund             6/1/2000   -23.30%    -20.53%    1.65%   -18.88%
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

o Elect trustees for each fund.* The individuals listed in the tables below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

EUROPEAN STOCK INDEX FUND, PACIFIC STOCK INDEX FUND, EMERGING MARKETS STOCK INDEX FUND
================================================================================
TRUSTEE                     FOR                    WITHHELD       PERCENTAGE FOR
--------------------------------------------------------------------------------
John J. Brennan             5,281,736,317          113,840,134             97.9%
Charles D. Ellis            5,291,490,574          104,085,876             98.1
Rajiv L. Gupta              5,282,636,844          112,939,606             97.9
JoAnn Heffernan Heisen      5,290,908,540          104,667,911             98.1
Burton G. Malkiel           5,283,768,860          111,807,590             97.9
Alfred M. Rankin, Jr.       5,291,340,761          104,235,689             98.1
J. Lawrence Wilson          5,277,749,566          117,826,885             97.8
================================================================================
*Results are for all funds within the same trust.

TOTAL INTERNATIONAL STOCK INDEX FUND, DEVELOPED MARKETS INDEX FUND, INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
================================================================================
TRUSTEE                     FOR                    WITHHELD       PERCENTAGE FOR
--------------------------------------------------------------------------------
John J. Brennan             14,890,605,500         210,628,324             98.6%
Charles D. Ellis            14,884,597,360         216,636,465             98.6
Rajiv L. Gupta              14,860,083,637         241,150,188             98.4
JoAnn Heffernan Heisen      14,880,145,951         221,087,874             98.5
Burton G. Malkiel           14,854,652,159         246,581,665             98.4
Alfred M. Rankin, Jr.       14,888,363,273         212,870,551             98.6
J. Lawrence Wilson          14,863,134,431         238,099,393             98.4
================================================================================
*Results are for all funds within the same trust.

o Change the following funds' policy on investing in other mutual funds. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

==================================================================================================================
                                                                                           BROKER       PERCENTAGE
VANGUARD FUND                                   FOR        AGAINST       ABSTAIN        NON-VOTES              FOR
------------------------------------------------------------------------------------------------------------------
European Stock Index                  3,076,621,598    183,922,847    88,905,016      130,119,646             88.4%
Pacific Stock Index                   1,188,453,873     64,727,924    28,494,499       31,255,344             90.5
Emerging Markets Stock Index            557,383,623     19,753,479    11,917,016       14,021,584             92.4
==================================================================================================================

Note: Vote tabulations are rounded to the nearest whole number.

o Reclassify the following funds as nondiversified. This change to "nondiversified" status enables each fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

==================================================================================================================
                                                                                           BROKER       PERCENTAGE
VANGUARD FUND                                   FOR        AGAINST       ABSTAIN        NON-VOTES              FOR
------------------------------------------------------------------------------------------------------------------
European Stock Index                  3,106,340,457    146,943,516    96,165,489      130,119,646            89.3%
Pacific Stock Index                   1,199,299,158     52,485,281    29,891,857       31,255,344            91.3
Emerging Markets Stock Index            562,231,923     15,670,955    11,151,240       14,021,584            93.2
==================================================================================================================

Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS                                  APRIL 30, 2003 (UNAUDITED)
STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds list investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                          SHARES                  (000)
================================================================================
COMMON STOCKS (99.6%)(1)
--------------------------------------------------------------------------------
AUSTRIA (0.2%)
  Erste Bank der Oesterreichischen
   Sparkassen AG                                   35,588          $       2,816
* Telekom Austria AG                              267,223                  2,738
  OMV AG                                           17,925                  2,153
  Wienerberger AG                                  42,471                    801
  Voestalpine AG                                   22,657                    637
  Oesterreichische
   Elektrizitaetswirtschafts AG
    Class A                                         5,949                    550
  Mayr-Melnhof Karton AG                            6,395                    542
  Flughafen Wien AG                                14,521                    507
  Boehler-Uddeholm AG                               7,527                    392
* VA Technologies AG                               13,171                    330
* RHI AG                                           23,655                    261
                                                         -----------------------
                                                                          11,727
                                                         -----------------------
BELGIUM (1.4%)
Fortis Group                                    1,282,056                 21,519
Dexia                                             844,884                  9,684
Electrabel SA                                      39,783                  9,537
Interbrew                                         197,483                  4,408
KBC Bankverzekeringsholding                       119,898                  4,242
Solvay SA                                          56,372                  3,982
Groupe Bruxelles Lambert SA                        90,956                  3,741
UCB SA                                            115,804                  3,205
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
Agfa Gevaert NV                                   150,324                  2,986
Delhaize Group                                     97,922          $       2,069
Colruyt NV                                         22,129                  1,446
Umicore                                            21,169                    962
Bekaert NV                                         18,678                    858
Omega Pharma SA                                    26,589                    690
Barco NV                                           11,039                    638
D'Ieteren SA                                        3,630                    461
Compagnie Maritime Belge SA                         5,484                    343
                                                         -----------------------
                                                                          70,771
                                                         -----------------------
DENMARK (1.1%)
  Danske Bank A/S                                 725,073                 13,951
  Novo Nordisk A/S B Shares                       356,872                 12,928
  TDC A/S                                         172,545                  4,292
  D/S Svendborg B Shares                              248                  3,254
  D/S 1912 B Shares                                   358                  3,213
  Danisco A/S                                      69,998                  2,557
  ISS A/S                                          58,443                  2,187
  H. Lundbeck A/S                                  93,457                  1,939
  Novozymes A/S                                    72,634                  1,774
  Group 4 Falck A/S                                89,667                  1,564
  Coloplast A/S B Shares                           17,362                  1,284
  Carlsberg A/S B Shares                           32,663                  1,188
* Topdanmark A/S                                   34,303                  1,119
  Vestas Wind Systems A/S                         139,432                  1,090
* William Demant A/S                               39,690                    990

================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                          SHARES                  (000)
================================================================================
* GN Store Nord A/S                               289,140          $         987
* East Asiatic Co. A/S                             26,669                    629
  DSV, De Sammensluttede
   Vognmaend A/S                                   26,600                    572
  Kobenhavns Lufthavne A/S                          8,248                    538
* FLS Industries A/S B Shares                      39,335                    340
  Bang & Olufsen A/S B Shares                      14,447                    291
* NEG Micon A/S                                    24,925                    251
  NKT Holding A/S                                  20,210                    222
                                                         -----------------------
                                                                          57,160
                                                         -----------------------
FINLAND (2.9%)
  Nokia Oyj                                     6,318,167                106,896
  Stora Enso Oyj R Shares                         898,946                  9,772
  UPM-Kymmene Oyj                                 653,470                  9,554
  Fortum Oyj                                      448,676                  3,220
  Sampo Oyj A Shares                              365,751                  2,653
  Instrumentarium Oyj                              64,405                  2,411
  TietoEnator Oyj B Shares                        111,769                  1,852
  Kone Corp. B Shares                              45,285                  1,541
* Elisa Oyj Class A                               184,000                  1,417
  Metso Oyj                                       134,437                  1,275
  Outokumpu Oyj A Shares                          117,043                    967
  Amer Group Ltd.                                  30,806                    928
  Kesko Oyj                                        77,401                    881
  Uponor Oyj                                       39,606                    796
  Orion-Yhtyma Oyj B Shares                        47,399                    793
  Wartsila Oyj B Shares                            49,140                    568
* Rautaruuki Oyj                                  110,515                    481
  KCI Konecranes Oyj                               17,739                    386
  Pohjola Group PLC D Shares                       22,761                    344
                                                         -----------------------
                                                                         146,735
                                                         -----------------------
FRANCE (13.2%)
  TotalFinaElf SA                                 842,436                110,471
  BNP Paribas SA                                1,063,454                 49,918
  Aventis SA                                      895,466                 45,481
  Carrefour SA                                    756,563                 32,904
  L'Oreal SA                                      446,827                 31,940
  Sanofi-Synthelabo SA                            531,957                 31,732
  AXA                                           1,860,878                 28,265
  France Telecom SA                             1,074,921                 24,832
  Societe Generale Class A                        397,311                 24,299
  Groupe Danone                                   163,182                 23,092
  L'Air Liquide SA (Registered)                   133,257                 20,181
  Suez SA                                       1,095,951                 17,845
  STMicroelectronics NV                           772,635                 15,969
  Vivendi Universal SA                            927,029                 15,105
  Cie. de St. Gobain SA                           406,048                 14,057
* Alcatel SA                                    1,589,981                 13,024
  Schneider Electric SA                           269,501                 12,759
  LVMH Louis Vuitton
   Moet Hennessy                                  290,975                 12,697
  Lafarge SA                                      175,089                 11,763
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  PSA Peugeot Citroen                             239,400          $      11,205
  Renault SA                                      206,796                  8,943
  Accor SA                                        249,602                  8,226
  Lagardere S.C.A.                                176,160                  6,732
  Compagnie Generale des
   Etablissements Michelin SA
    B Shares                                      178,447                  6,602
  Pinault-Printemps-Redoute SA                     89,260                  6,236
  Pernod Ricard SA                                 70,600                  6,197
  Bouygues SA                                     228,109                  5,580
  Vinci SA                                         85,113                  5,543
  Essilor International SA                        127,759                  5,231
* Arcelor                                         457,169                  5,174
  Societe Television Francaise 1                  169,108                  4,750
  Vivendi Universal SA ADR                        272,160                  4,466
* Cap Gemini SA                                   132,065                  4,109
  Unibail Company                                  56,116                  3,754
  European Aeronautic Defence
   and Space Co.                                  379,922                  3,532
* Thomson SA                                      239,478                  3,509
* Wanadoo                                         498,900                  3,408
  Etablissements
   Economiques du Casino
    Guichard-Perrachon SA                          49,433                  3,365
  Valeo SA                                        103,825                  2,974
* Autoroutes du Sud de la France                  106,312                  2,907
  Publicis Groupe SA                              128,564                  2,837
  Sodexho Alliance SA                             115,677                  2,632
  Pechiney SA A Shares                             91,091                  2,628
  Thales SA                                        90,365                  2,417
  Technip-Coflexip SA                              25,191                  2,064
  Sagem SA                                         25,381                  2,054
* Business Objects SA                              83,819                  1,814
  Societe BIC SA                                   45,234                  1,590
  Dassault Systemes SA                             53,157                  1,536
  Imerys                                           10,573                  1,403
  Zodiac SA                                        52,778                  1,191
  Air France                                      102,988                  1,147
* Atos Origin SA                                   27,163                    969
* Alstom                                          329,130                    669
* Club Mediterranee SA                             16,906                    377
  Altran Technologies SA                           86,292                    317
                                                         -----------------------
                                                                         674,422
                                                         -----------------------
GERMANY (8.6%)
  Siemens AG                                    1,058,090                 52,749
  Deutsche Bank AG                                738,484                 38,192
  E.On AG                                         777,025                37,193
  Deutsche Telekom AG                           2,772,474                 37,068
  BASF AG                                         693,304                 30,926
  SAP AG                                          269,950                 27,657
  DaimlerChrysler AG (Registered)                 809,876                 26,121
  Allianz AG                                      362,071                 25,598

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Bayer AG                                        916,568          $      16,725
  Muenchener
   Rueckversicherungs-
    Gesellschaft AG (Registered)                  141,566                 14,140
  RWE AG                                          484,741                 13,038
  DaimlerChrysler AG                              327,337                 10,606
  Schering AG                                     235,694                 10,508
  Volkswagen AG                                   295,719                 10,396
  Deutsche Post AG                                516,753                  6,165
  Bayerische Hypo-und
   Vereinsbank AG                                 446,320                  5,942
  Metro AG                                        192,838                  5,357
  Henkel KGaA                                      78,794                  5,116
  Adidas-Salomon AG                                57,122                  4,915
  Beiersdorf AG                                    39,156                  4,868
  Altana AG                                        92,825                  4,571
  ThyssenKrupp AG                                 443,461                  4,543
  Linde AG                                        110,661                  4,169
  Deutsche Boerse AG                               81,785                  3,834
  Porsche AG                                       10,399                  3,830
  Volkswagen AG Pfd.                              139,021                  3,545
* Infineon Technologies AG                        473,611                  3,515
* Deutsche Lufthansa AG                           254,447                  2,681
  Man AG                                          140,598                  2,561
* Continental AG                                  141,878                  2,538
  TUI AG                                          163,075                  2,386
  Wella AG                                         31,341                  2,343
  Fresenius Medical Care AG                        46,377                  2,328
  Buderus AG                                       53,980                  1,776
  Merck KGaA                                       60,336                  1,621
  Gehe AG                                          34,513                  1,369
  RWE AG Pfd.                                      51,525                  1,259
  Fresenius Medical Care AG                        35,229                  1,254
* Qiagen NV                                       173,062                  1,209
  HeidelbergerCement AG                            38,777                  1,196
* EPCOS AG                                         63,647                    983
  Karstadt Quelle AG                               55,844                    944
  MLP AG                                           72,180                    835
* WCM Beteiligungs-und
   Grundbesitz AG                                 215,666                    587
  ProSieben Sat.1 Media AG                         96,637                    549
  Hugo Boss AG Pfd.                                36,340                    503
  Douglas Holding AG                               27,051                    497
  Aixtron AG                                       64,915                    220
                                                         -----------------------
                                                                         440,926
                                                         -----------------------
GREECE (0.5%)
  Hellenic Telecommunication
   Organization SA                                431,000                  4,618
* National Bank of Greece SA                      192,960                  2,705
* Alpha Credit Bank SA                            191,480                  2,658
* EFG Eurobank Ergasias                           206,329                  2,607
  Coca-Cola Hellenic Bottling Co. SA              123,500                  1,806
================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                          SHARES                  (000)
================================================================================
* Public Power Corp.                               93,100          $       1,411
  Titan Cement Co. SA                              37,600                  1,385
  Vodafone-Panafon SA                             210,910                  1,337
  Commercial Bank of Greece SA                     87,860                  1,230
  Greek Organization of
   Football Prognostics                           108,100                    987
  Bank of Piraeus                                 152,010                    936
  Hellenic Petroleum SA                           121,200                    730
  Intracom SA                                     100,480                    572
  Viohalco, Hellenic Copper &
   Aluminum Industry SA                           130,600                    554
  Hellenic Technodomiki Tev SA                     81,200                    507
  Papastratos Cigarettes Co. SA                    22,300                    474
  Technical Olympic SA                             93,299                    301
  Hellenic Duty Free Shops SA                      28,900                    298
  Aluminum of Greece SA                            10,900                    215
  Folli-Follie SA                                  18,097                    202
  Attica Enterprises SA                            68,600                    172
  Athens Water Supply and
   Sewage Co. SA                                   36,900                    139
  M. J. Maillis SA                                 42,000                    127
                                                         -----------------------
                                                                          25,971
                                                         -----------------------
IRELAND (1.2%)
  Allied Irish Banks PLC                        1,186,675                 18,210
  Bank of Ireland                               1,334,355                 16,306
* CRH PLC                                         692,272                 10,623
  Irish Life & Permanent PLC                      355,631                  4,128
* Ryanair Holdings PLC                            453,693                  3,104
  Kerry Group PLC A Shares                        158,865                  2,349
* Elan Corp. PLC                                  412,036                  1,380
  DCC PLC                                         105,528                  1,307
* Independent News & Media PLC                    739,649                    974
  Greencore Group PLC                             219,489                    674
* Ryanair Holdings PLC ADR                          8,400                    333
* Waterford Wedgewood PLC                         816,839                    219
* Elan Corp. PLC ADR                               45,229                    153
* Independent News & Media
   PLC Rights Exp. 5/14/2003                      150,958                     79
                                                         -----------------------
                                                                          59,839
                                                         -----------------------
ITALY (5.4%)
  ENI SpA                                       3,696,189                 52,677
  Assicurazioni Generali SpA                    1,345,028                 30,907
  Telecom Italia SpA                            3,120,409                 25,491
  Telecom Italia Mobile SpA                     5,000,028                 23,548
  Unicredito Italiano SpA                       4,550,289                 19,907
  ENEL SpA                                      2,799,227                 16,745
  Telecom Italia SpA Risp.                      2,701,638                 13,297
  Banca Intesa SpA                              4,839,363                 12,530
  San Paolo-IMI SpA                             1,145,912                  9,451
  Mediaset SpA                                    783,555                  6,698
  Riunione Adriatica di
   Sicurta SpA                                    447,912                  6,458

================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                          SHARES                  (000)
================================================================================
  Alleanza Assicurazioni SpA                      616,772          $       5,768
  Mediobanca Banca di
   Credito Finanziaria SpA                        565,696                  5,234
  Banca Monte dei Paschi di
   Siena SpA                                    1,598,476                  4,638
* Seat Pagine Gialle SpA                        6,636,441                  4,503
  Snam Rete Gas SpA                             1,032,776                  3,746
* Banca Nazionale del
   Lavoro (BNL)                                 2,130,482                  3,452
  Capitalia SpA                                 1,623,042                  2,563
  Fiat SpA                                        311,507                  2,371
  Banca Intesa SpA Non
   Convertible Risp.                            1,239,585                  2,248
  Banca Popolare di
   Milano SpA                                     508,205                  2,116
  Banca Fideuram SpA                              395,304                  2,087
  Luxottica Group SpA                             180,995                  2,068
  Mediolanum SpA                                  285,003                  1,489
* Autogrill SpA                                   150,661                  1,470
  Parmalat Finanziaria SpA                        533,245                  1,363
  Pirelli SpA                                   1,271,663                  1,255
  Mondadori (Arnoldo)
   Editore SpA                                    169,308                  1,200
  Italcementi SpA                                 106,982                  1,118
* Tiscali SpA                                     212,023                  1,022
* FinecoGroup SpA                               2,117,570                    997
  Gruppo Editoriale
   L'Espresso SpA                                 227,330                    893
  Bulgari SpA                                     171,461                    800
* Snia SpA                                        386,374                    740
  Benetton Group SpA                               71,082                    615
  ACEA SpA                                        148,233                    604
* Alitalia SpA                                  2,546,797                    597
  Fiat SpA Risp.                                  108,546                    486
* e.Biscom SpA                                     16,294                    470
  Fiat SpA Pfd.                                    97,897                    428
                                                         -----------------------
                                                                         274,050
                                                         -----------------------
NETHERLANDS (7.1%)
  Royal Dutch Petroleum Co.                     2,772,436                113,399
  Unilever NV                                     754,911                 47,559
  ING Groep NV                                  2,235,223                 36,296
  Koninklijke (Royal) Philips
   Electronics NV                               1,738,883                 32,350
* ABN-AMRO Holding NV                           1,889,990                 31,934
* Aegon NV                                      1,553,552                 15,795
* Koninklijke KPN NV                            2,299,615                 15,296
  Heineken NV                                     258,457                  9,597
  Reed Elsevier NV                                827,191                  9,416
  Verenigde Nederlandse
   Uitgeversbedrijven
    Verenigd Bezit                                294,657                  8,550
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Akzo Nobel NV                                   376,519          $       8,370
  TPG NV                                          446,706                  6,969
* ASML Holding NV                                 569,477                  4,919
  Wolters Kluwer NV                               366,153                  4,769
* Koninklijke Ahold NV                            858,464                  3,928
* IHC Caland NV                                    40,137                  2,072
* Koninklijke Numico NV                           197,797                  1,845
  Aegon NV ARS                                    169,466                  1,742
  Koninklijke Vendex KBB NV                       125,539                  1,233
  Oce NV                                          110,599                  1,042
* Vedior NV                                       149,712                    987
  Hagemeyer NV                                    146,724                    711
* Aegon NV Rights Exp.
   5/13/2003                                    1,556,794                    633
  Buhrmann NV                                     128,174                    428
* ASML Holding (New York)                          38,580                    340
  KLM Royal Dutch Airlines NV                      32,897                    232
                                                         -----------------------
                                                                         360,412
                                                         -----------------------
NORWAY (0.6%)
  Norsk Hydro ASA                                 193,601                  8,189
  Statoil ASA                                     579,350                  4,595
  Orkla ASA                                       258,019                  4,498
  DNB Holding ASA                                 513,436                  2,451
  Telenor ASA                                     599,282                  2,398
  Gjensidige NOR ASA                               68,750                  2,382
  Norske Skogindustrier ASA                       141,964                  1,948
  Tomra Systems ASA                               237,610                  1,124
* Storebrand ASA                                  198,970                    810
  Schibsted ASA                                    65,288                    756
  Bergesen D.Y. ASA A Shares                       29,443                    724
* Tandberg ASA                                    159,412                    620
  Frontline Ltd.                                   55,077                    582
* Aker Kvaerner ASA                               644,944                    380
  Bergesen D.Y. ASA B Shares                       13,506                    285
  Smedvig ASA A Shares                             55,983                    274
* EDB Business Partner ASA                         64,900                    163
* Nera ASA                                        130,409                    156
* Merkantildata ASA                               192,771                    110
  Smedvig ASA B Shares                             20,440                     85
                                                         -----------------------
                                                                          32,530
                                                         -----------------------
PORTUGAL (0.5%)
  Portugal Telecom SGPS SA                      1,241,502                  8,881
  Electricidade de Portugal SA                  2,359,988                  4,267
  Banco Comercial
   Portugues SA                                 2,220,871                  3,148
  Brisa-Auto Estradas
   de Portugal SA                                 397,499                  2,143
  Banco Espirito Santo SA                         139,078                  1,994
  Banco BPI SA                                    502,169                  1,339
  Banco Comercial
   Portugues SA Pfd.                               27,639                  1,337

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* PT Multimedia-Servicos
   de Telecomunicacoes e
    Multimedia, SGPS, SA                           63,780          $       1,000
  Cimpor-Cimento de Portugal SA                   228,955                    848
* Sonae SGPS SA                                 1,307,629                    569
* Jeronimo Martins & Filho,
   SGPS, SA                                        48,099                    381
                                                         -----------------------
                                                                          25,907
                                                         -----------------------
SPAIN (5.1%)
* Telefonica SA                                 5,773,745                 63,856
  Banco Santander
   Central Hispano SA                           5,662,800                 44,491
  Banco Bilbao Vizcaya
   Argentaria SA                                4,005,572                 40,322
  Repsol-YPF SA                                 1,209,101                 17,609
  Endesa SA                                     1,190,461                 16,886
  Iberdrola SA                                  1,014,057                 16,331
  Altadis SA                                      384,181                  9,904
* Telefonica SA ADR                               190,682                  6,340
  Industria de Diseno Textil SA                   287,709                  5,735
  Gas Natural SDG SA                              267,442                  5,119
  Union Fenosa SA                                 301,715                  4,199
  Grupo Dragados SA                               163,757                  3,129
* Terra Networks, SA                              518,935                  2,757
  Acesa Infraestructuras SA                       180,630                  2,348
  Grupo Ferrovial, SA                              83,739                  2,222
  Acerinox SA                                      57,641                  2,148
  ACS, Actividades de
   Construccion y Servicios, SA                    54,392                  2,049
  Acciona SA                                       37,768                  1,812
  Fomento de Construc y
   Contra SA                                       69,264                  1,773
  Iberia (Linea Aer Espana)                       606,130                  1,062
  Vallehermoso SA                                 151,788                  1,569
  Amadeus Global Travel
   Distribution SA                                308,989                  1,545
* Zeltia SA                                       176,311                  1,377
* NH Hoteles SA                                   133,285                  1,197
  Corporacion Mapfre SA                           109,456                  1,026
  Telefonica Publicidad e
   Informacion, SA                                218,027                    934
  Sociedad General de Aguas
   de Barcelona SA                                 75,921                    883
  Promotora de Informaciones SA                    99,059                    752
  Sol Melia SA                                    101,266                    398
* TelePizza, SA                                   237,907                    279
                                                         -----------------------
                                                                         260,052
                                                         -----------------------
SWEDEN (3.0%)
* Telefonaktiebolaget LM
   Ericsson AB Class B                         20,210,343                 18,408
  Nordea AB                                     2,956,376                 15,686
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Hennes & Mauritz AB B Shares                    626,644          $      13,943
  Svenska Handelsbanken
   AB A Shares                                    730,836                 11,615
* TeliaSonera AB                                2,470,268                  8,788
  Svenska Cellulosa AB B Shares                   250,884                  8,496
  Electrolux AB Series B                          411,369                  7,720
  Sandvik AB                                      289,911                  7,372
  Skandinaviska Enskilda
   Banken AB A Shares                             622,542                  6,469
  Volvo AB B Shares                               280,025                  5,597
  Securitas AB B Shares                           388,082                  4,555
* Tele2 AB B Shares                               124,348                  4,150
  Assa Abloy AB                                   388,791                  3,707
  Atlas Copco AB A Shares                         148,269                  3,598
  Swedish Match AB                                478,754                  3,541
  Skandia Forsakrings AB                        1,156,644                  3,365
  SKF AB B Shares                                 105,338                  3,052
* Skanska AB B Shares                             512,172                  2,962
  Volvo AB A Shares                               129,603                  2,488
  Atlas Copco AB B Shares                          93,361                  2,112
  Eniro AB                                        223,800                  1,710
  Holmen AB                                        63,800                  1,650
  Nobel Biocare Holding AG                         28,750                  1,601
  Gambro AB A Shares                              231,532                  1,302
  Drott AB B Shares                               123,018                  1,301
  Svenskt Stal AB A Shares                         81,352                  1,069
  Trelleborg AB B Shares                          102,099                    974
  SKF AB A Shares                                  30,275                    885
  Svenska Handelsbanken
   AB B Shares                                     54,496                    836
* Modern Times Group AB                            69,083                    773
  Hoganas AB B Shares                              38,800                    723
  Gambro AB B Shares                              121,697                    687
* WM-Data AB Class B                              354,140                    481
* SAS AB                                           93,688                    449
  OM AB                                            69,671                    398
  Svenskt Stal AB                                  29,119                    361
  SAPA AB                                          14,100                    276
* Eniro AB Rights Exp.
   5/6/2003                                       230,400                     23
                                                         -----------------------
                                                                         153,123
                                                         -----------------------

SWITZERLAND (11.1%)
  Novartis AG (Registered)                      3,620,770                142,827
  Nestle SA (Registered)                          523,037                106,631
  UBS AG                                        1,621,592                 76,939
  Roche Holdings AG                               927,882                 59,042
  Credit Suisse Group (Registered)              1,577,446                 37,684
  Swiss Re (Registered)                           425,338                 27,786
  Zurich Financial Services AG                    190,255                 20,060
  Swisscom AG                                      35,040                 10,838
  Cie. Financiere Richemont AG                    693,038                 10,245

================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                          SHARES                  (000)
================================================================================
* Syngenta AG                                     141,415          $       7,299
  Holcim Ltd. B Shares                             36,485                  6,846
  Adecco SA (Registered)                          171,669                  6,582
* CIBA Specialty Chemicals AG
   (Registered)                                    91,457                  6,318
  Serono SA Class B                                 9,207                  4,996
  Roche Holdings AG (Bearer)                       42,556                  4,377
  Swatch Group AG (Bearer)                         43,825                  3,684
  Synthes-Stratec Inc.                              5,807                  3,661
* ABB Ltd.                                      1,187,391                  3,651
  Givaudan SA                                       9,254                  3,582
  Lonza AG (Registered)                            57,235                  3,475
* Centerpulse (Registered)                         14,260                  3,117
  SGS Societe Generale de
   Surveillance Holding SA
    (Registered)                                    6,261                  2,190
* Logitech International SA                        56,606                  2,087
  Clariant AG                                     182,630                  2,040
  UBS AG                                           35,370                  1,678
  Swatch Group AG (Registered)                     75,218                  1,289
* Schindler Holding AG (Ptg. Ctf.)                  7,276                  1,218
  Unaxis Holding AG                                13,325                  1,064
  Valora Holding AG                                 5,697                  1,023
* Kuoni Reisen Holding AG
  (Registered)                                      4,100                    901
* Kudelski SA                                      43,599                    754
* Forbo Holding AG (Registered)                     1,807                    560
  Phonak Holding AG                                50,124                    532
  Sulzer AG (Registered)                            4,223                    521
* Georg Fischer AG (Registered)                     4,947                    490
* Publigroupe SA                                    2,505                    464
  Tecan AG                                         16,775                    441
                                                         -----------------------
                                                                         566,892
                                                         -----------------------
UNITED KINGDOM (37.7%)
  BP PLC                                       26,103,021                165,418
  GlaxoSmithKline PLC                           7,959,223                159,520
  HSBC Holdings PLC                            14,198,090                155,555
  Vodafone Group PLC                           78,275,213                154,504
  Royal Bank of Scotland
   Group PLC                                    3,630,230                 95,212
  AstraZeneca Group PLC                         2,270,995                 89,108
  Shell Transport &
   Trading Co. PLC                             12,779,988                 76,545
  Barclays PLC                                  8,657,155                 59,808
  HBOS PLC                                      4,994,316                 58,510
  Lloyds TSB Group PLC                          7,370,388                 48,474
  Diageo PLC                                    4,175,698                 46,316
  Unilever PLC                                  3,653,622                 35,913
  BT Group PLC                                 11,454,963                 32,817
  Tesco PLC                                     9,534,726                 30,173
  National Grid Transco PLC                     4,096,552                 26,910
  Rio Tinto PLC                                 1,407,518                 26,905
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Vodafone Group PLC ADR                        1,177,400          $      23,265
  BP PLC ADR                                      575,360                 22,174
  Aviva PLC                                     2,978,611                 20,947
  British American Tobacco PLC                  2,159,558                 20,709
  BG Group PLC                                  4,662,326                 18,648
* British Sky Broadcasting
   Group PLC                                    1,664,847                 17,256
  Prudential PLC                                2,638,580                 16,152
  Imperial Tobacco Group PLC                      961,927                 16,097
  BHP Billiton PLC                              3,094,604                 15,827
  Cadbury Schweppes PLC                         2,719,701                 15,149
  Centrica PLC                                  5,610,626                 14,908
  Marks & Spencer Group PLC                     3,017,252                 14,057
  Compass Group PLC                             2,935,842                 13,514
  Kingfisher PLC                                3,447,983                 13,474
  Reed Elsvier PLC                              1,678,309                 13,385
  Reckitt Benckiser PLC                           745,091                 13,141
  GUS PLC                                       1,330,309                 12,295
  Scottish & Southern
   Energy PLC                                   1,134,999                 11,664
  ScottishPower PLC                             1,829,287                 11,366
  BAA PLC                                       1,406,199                 10,855
  Legal & General Group PLC                     8,575,201                 10,622
  Boots Group PLC                               1,110,005                 10,157
  Pearson PLC                                   1,059,472                  8,831
  BOC Group PLC                                   656,064                  8,273
  BAE Systems PLC                               4,040,086                  8,200
  Smith & Nephew PLC                            1,229,327                  8,198
  WPP Group PLC                                 1,134,011                  8,070
  Smiths Group PLC                                736,379                  7,874
  Land Securities Group PLC                       622,256                  7,529
  Rentokil Initial PLC                          2,465,684                  7,369
  Wolseley PLC                                    761,642                  7,365
  SABMiller PLC                                 1,059,502                  7,298
  J. Sainsbury PLC                              1,926,812                  7,283
  United Utilities PLC                            732,764                  7,039
  Amersham PLC                                    928,520                  6,674
  Safeway PLC                                   1,394,159                  6,061
  3i Group PLC                                    811,321                  6,030
* InterContinental Hotels
   Group PLC                                      971,586                  5,901
  Man Group PLC                                   346,964                  5,850
  Next PLC                                        386,363                  5,826
  Scottish & Newcastle PLC                      1,015,501                  5,802
  Carnival PLC                                    219,189                  5,472
  Hanson PLC                                      971,985                  5,445
  Severn Trent PLC                                456,197                  5,213
  Hilton Group PLC                              2,096,353                  5,126
  Dixons Group PLC                              2,573,243                  4,575
  Amvesco PLC                                     836,206                  4,544
  Bunzl PLC                                       620,097                  4,465
  British Land Co., PLC                           667,876                  4,355

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Reuters Group PLC                             1,897,341          $       4,094
  Granada PLC                                   3,657,430                  3,990
  Whitbread PLC                                   392,785                  3,889
  Johnson Matthey PLC                             291,865                  3,888
  ScottishPower PLC ADR                           154,280                  3,812
  Rexam PLC                                       606,738                  3,792
  Exel PLC                                        393,175                  3,770
  Cable and Wireless PLC                        3,008,101                  3,618
  Capita Group PLC                                878,830                  3,561
  The Sage Group PLC                            1,600,856                  3,550
  Daily Mail and General Trust                    403,177                  3,483
  Kelda Group PLC                                 520,761                  3,425
  Royal & Sun Alliance
   Insurance Group PLC                          1,906,642                  3,329
  Imperial Chemical Industries PLC              1,581,313                  3,279
* Mitchells & Butlers PLC                         962,986                  3,263
  BPB PLC                                         648,876                  3,215
  GKN PLC                                         970,257                  3,194
  Provident Financial PLC                         337,687                  3,098
  Rank Group PLC                                  787,181                  3,041
  Signet Group PLC                              2,259,389                  3,033
  Hays PLC                                      2,173,492                  2,901
  Electrocomponents PLC                           575,271                  2,873
  Brambles Industries PLC                         958,439                  2,849
  Rolls-Royce PLC                               1,950,661                  2,829
  The Peninsular & Oriental
   Steam Navigation Co.                           910,823                  2,810
  WPP Group PLC ADR                                78,406                  2,796
  Slough Estates PLC                              548,787                  2,778
  Associated British Ports
   Holdings PLC                                   432,210                  2,711
* International Power PLC                       1,476,957                  2,644
  Hammerson PLC                                   362,213                  2,634
  Tate & Lyle PLC                                 539,548                  2,561
  Misys PLC                                       768,589                  2,352
  Taylor Woodrow PLC                              729,775                  2,286
  RMC Group PLC                                   351,470                  2,247
  Barratt Developments PLC                        315,148                  2,105
  FirstGroup PLC                                  546,015                  2,094
  IMI PLC                                         472,024                  2,071
  AWG PLC                                         237,052                  2,029
  EMI Group PLC                                 1,049,050                  2,012
* George Wimpey PLC                               495,956                  1,982
  BBA Group PLC                                   620,082                  1,925
  United Business Media PLC                       446,511                  1,784
  The Berkeley Group PLC                          178,571                  1,783
  LogicaCMG PLC                                   993,288                  1,754
  Aegis Group PLC                               1,481,819                  1,735
  Close Brothers Group PLC                        189,109                  1,630
  Canary Wharf Group PLC                          618,848                  1,612
  Balfour Beatty PLC                              555,766                  1,592
  Schroders PLC                                   162,899                  1,582
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Celltech Group PLC                              367,443          $       1,500
  Amec PLC                                        401,303                  1,488
* British Airways PLC                             723,494                  1,463
  Carlton Communications PLC                      850,368                  1,427
  Serco Group PLC                                 579,759                  1,396
* ARM Holdings PLC                              1,356,341                  1,387
  Pilkington PLC                                1,365,893                  1,332
  Kidde PLC                                     1,096,995                  1,262
  Securicor PLC                                   821,918                  1,235
  Chubb PLC                                     1,112,097                  1,186
  Invensys PLC                                  4,692,398                  1,106
  Novar PLC                                       583,560                  1,031
  Stagecoach Group PLC                          1,440,369                  1,013
  De La Rue Group PLC                             250,300                    916
* Corus Group PLC                               4,068,388                    901
  FKI PLC                                         746,167                    885
  Great Portland Estates PLC                      250,689                    879
  Aggreko PLC                                     334,833                    859
  SSL International PLC                           244,523                    832
                                                         -----------------------
                                                                       1,929,401
                                                         -----------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $5,452,661)                                                     5,089,918
================================================================================
                                                     FACE
                                                   AMOUNT
                                                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (21.4%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.168%, 7/2/2003                               $3,000                  2,994
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.32%, 5/1/2003--Note F                        1,092,003              1,092,003
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $1,094,997)                                                     1,094,997
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (121.0%)
 (Cost $6,547,658)                                                     6,184,915
--------------------------------------------------------------------------------

================================================================================
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                                                  (000)
================================================================================
OTHER ASSETS AND LIABILITIES (-21.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                   $ 63,551
Security Lending Collateral
 Payable to Brokers--Note F                                          (1,092,003)
--------------------------------------------------------------------------------
Other Liabilities                                                       (44,257)
--------------------------------------------------------------------------------
                                                                     (1,072,709)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $5,112,206
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 20.9%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
ARS--American Registered Share.
(Ptg. Ctf.)--Participating Certificate.

================================================================================
                                                                          AMOUNT
                                                                           (000)
================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,819,378
Undistributed Net Investment Income                                      54,667
Accumulated Net Realized Losses                                        (402,242)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                 (362,743)
 Futures Contracts                                                        1,121
 Foreign Currencies and
  Forward Currency Contracts                                              2,025
--------------------------------------------------------------------------------
NET ASSETS                                                           $5,112,206
================================================================================
Investor Shares--Net Assets
Applicable to 254,912,676 outstanding
$.001 par value shares of beneficial interest
(unlimited authorization)                                            $4,257,647
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $16.70
================================================================================
Admiral Shares--Net Assets
Applicable to 8,968,506 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $351,692
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $39.21
================================================================================
Institutional Shares--Net Assets
Applicable to 30,089,972 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $502,867
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $16.71
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                           SHARES                  (000)
================================================================================
COMMON STOCKS (98.8%)(1)
--------------------------------------------------------------------------------
AUSTRALIA (19.3%)
  National Australia Bank Ltd.                  1,851,018          $      37,632
  Commonwealth Bank
   of Australia                                 1,517,198                 25,834
  BHP Billiton Ltd.                             4,497,076                 25,431
  Australia & New Zealand Bank
   Group Ltd.                                   1,823,167                 21,270
  Westpac Banking Corp., Ltd.                   2,123,970                 21,139
  News Corp. Ltd. Pfd.                          2,326,596                 13,739
  News Corp. Ltd.                               1,777,093                 12,651
  Woolworths Ltd.                               1,286,438                 10,397
  AMP Ltd.                                      1,405,678                  7,676
  Rio Tinto Ltd.                                  377,845                  7,511
  Foster's Group Ltd.                           2,499,975                  7,006
  Wesfarmers Ltd.                                 454,714                  6,969
  Telstra Corp. Ltd.                            2,640,659                  6,954
  Coles Myer Ltd.                               1,369,092                  5,892
  Westfield Trust (Units)                       2,455,016                  5,268
  Amcor Ltd.                                    1,007,604                  5,238
  Macquarie Infrastucture Group                 2,294,442                  4,722
  Westfields Holdings Ltd.                        514,756                  4,701
  Suncorp-Metway Ltd.                             636,524                  4,527
  General Property Trust                        2,339,928                  4,391
  Woodside Petroleum Ltd.                         564,043                  4,044
  Insurance Australia Group Ltd.                2,003,335                  3,885
  Australian Gas Light Co., Ltd.                  541,653                  3,873
  Macquarie Bank Ltd.                             244,362                  3,834
  Brambles Industries Ltd.                      1,178,336                  3,796
  QBE Insurance Group Ltd.                        688,706                  3,679
  Alumina Ltd.                                  1,346,659                  3,673
* Rinker Group Ltd.                             1,130,438                  3,437
* WMC Resources Ltd.                            1,347,964                  3,373
  Stockland                                     1,007,578                  3,151
  Lend Lease Corp.                                474,868                  3,003
  Tabcorp Holdings Ltd.                           442,091                  2,931
  M.I.M. Holdings Ltd.                          2,423,710                  2,577
  Santos Ltd.                                     697,989                  2,532
  Origin Energy Ltd.                              779,680                  2,190
  Mirvac Group                                    812,351                  2,124
  Orica Ltd.                                      336,091                  2,081
  Boral Ltd.                                      684,903                  2,039
  James Hardie Industries NV                      496,737                  2,038
  BHP Steel Ltd.                                  957,146                  2,030
  CSL Ltd.                                        193,492                  1,893
  Mayne Group Ltd.                                996,982                  1,846
  Southcorp Ltd.                                  772,180                  1,826
  Coca-Cola Amatil Ltd.                           500,233                  1,780
  John Fairfax Holdings Ltd.                      852,719                  1,627
  Patrick Corp. Ltd.                              199,700                  1,623
  Newcrest Mining Ltd.                            383,430                  1,571
  Transurban Group                                523,145                  1,545

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Cochlear Ltd.                                    64,050          $       1,357
  Paperlinx Ltd.                                  421,721                  1,353
  CSR Ltd.                                      1,148,439                  1,279
  CFS Gandel Retail Trust                       1,373,500                  1,203
  Sonic Healthcare Ltd.                           265,558                  1,057
  Tab Ltd.                                        519,058                  1,049
  Commonwealth Property
   Office Fund                                  1,362,030                  1,014
  AMP Diversified Property Ltd.                   538,509                    997
  Leighton Holdings Ltd.                          158,558                    964
  Deutsche Office Trust                         1,324,428                    928
  Harvey Norman Holdings Ltd.                     635,325                    906
  Principal Office Fund                         1,027,602                    893
  Australian Stock Exchange Ltd.                  121,307                    873
  Publishing & Broadcasting Ltd.                  149,509                    826
* Ansell Ltd.                                     215,474                    783
  Futuris Corp., Ltd.                             730,754                    699
  Iluka Resources Ltd.                            271,159                    697
  OneSteel Ltd.                                   602,291                    644
  Computershare Ltd.                              532,341                    566
  Aristocrat Leisure Ltd.                         334,276                    326
  David Jones Ltd.                                406,821                    267
  Sons of Gwalia Ltd.                             191,296                    221
* Energy Developments Ltd.                        103,208                    136
                                                         -----------------------
                                                                         331,987
                                                         -----------------------
HONG KONG (5.5%)
  Hutchison Whampoa Ltd.                        2,584,600                 14,383
  Cheung Kong Holdings Ltd.                     1,826,100                 10,092
  Hang Seng Bank Ltd.                             924,446                  9,157
  CLP Holdings Ltd.                             2,181,899                  8,924
  Sun Hung Kai Properties Ltd.                  1,597,800                  7,498
  Hong Kong Electric
   Holdings Ltd.                                1,675,400                  6,724
  Hong Kong & China
   Gas Co., Ltd.                                4,462,651                  5,264
  Swire Pacific Ltd. A Shares                   1,127,400                  4,467
  Boc Hong Kong Holdings Ltd.                   3,193,500                  3,112
  Bank of East Asia Ltd.                        1,633,133                  3,026
  Wharf Holdings Ltd.                           1,470,714                  2,574
  Li & Fung Ltd.                                1,915,500                  2,149
  Johnson Electric Holdings Ltd.                1,770,100                  1,906
  Henderson Land
   Development Co. Ltd.                           724,000                  1,796
  MTR Corp.                                     1,580,500                  1,702
  Cathay Pacific Airways Ltd.                   1,206,000                  1,454
  Hong Kong Exchanges &
   Clearing Ltd.                                1,239,000                  1,446
* PCCW Ltd.                                     2,241,569                  1,423
  Esprit Holdings Ltd.                            635,000                  1,246
  Hang Lung Properties Ltd.                     1,380,500                  1,195
  Cheung Kong Infrastructure
   Holdings Ltd.                                  541,000                  1,013

================================================================================
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                           SHARES                  (000)
================================================================================
  Television Broadcasts Ltd.                      330,000          $       1,009
  Shangri-La Asia Ltd.                          1,150,744                    727
  SCMP Group Ltd.                               1,654,546                    626
  Hysan Development Co., Ltd.                     727,211                    545
  New World
   Development Co., Ltd.                        1,685,697                    513
  ASM Pacific Technology Ltd.                     200,000                    496
  Sino Land Co.                                 1,759,600                    468
  Giordano International Ltd.                   1,719,108                    463
                                                         -----------------------
                                                                          95,398
                                                         -----------------------
JAPAN (70.3%)
  Toyota Motor Corp.                            2,792,500                 63,221
  NTT DoCoMo, Inc.                                 20,639                 42,572
  Canon, Inc.                                     997,000                 40,295
  Takeda Chemical Industries Ltd.                 957,000                 35,067
  Tokyo Electric Power Co.                      1,374,100                 27,883
  Sony Corp.                                    1,048,238                 25,490
  Honda Motor Co., Ltd.                           753,300                 24,950
  Nippon Telegraph and
   Telephone Corp.                                  6,323                 22,162
  Matsushita Electric
   Industrial Co., Ltd.                         2,633,945                 20,981
  Nomura Holdings Inc.                          2,114,000                 20,934
  Nissan Motor Co., Ltd.                        2,674,300                 20,518
  East Japan Railway Co.                            3,822                 17,306
  Mitsubishi Tokyo
   Financial Group Inc.                             4,772                 16,167
  Chubu Electric Power Co.                        746,500                 15,023
  Kansai Electric Power Co., Inc.                 801,500                 13,408
  Fuji Photo Film Co., Ltd.                       523,000                 13,331
  Rohm Co., Ltd.                                  127,800                 13,170
  Shin-Etsu Chemical Co., Ltd.                    429,200                 12,848
  Kao Corp.                                       682,000                 12,438
  Hitachi Ltd.                                  3,418,000                 11,407
  Ricoh Co.                                       738,000                 11,318
  Sharp Corp.                                   1,060,000                 11,110
  Millea Holdings, Inc.                             1,659                 10,767
  Seven Eleven Japan Co. Ltd.                     438,000                 10,430
  Ito-Yokado Co., Ltd.                            425,000                  9,996
  Murata Manufacturing Co., Ltd.                  277,400                  9,886
  Tokyo Gas Co., Ltd.                           3,014,000                  9,806
  Yamanouchi
   Pharmaceuticals Co., Ltd.                      388,300                  9,800
  Kyocera Corp.                                   194,100                  9,472
  Nintendo Co.                                    118,200                  9,237
  Toshiba Corp.                                 3,269,000                  8,717
  Bridgestone Corp.                               718,500                  8,151
  Tohoku Electric Power Co.                       506,800                  8,070
  Denso Corp.                                     564,200                  8,042
  Mitsubishi Heavy Industries Ltd.              3,423,000                  7,606
  Hoya Corp.                                      124,700                  7,372
  Mitsubishi Corp.                              1,209,000                  7,187
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Mitsui Sumitomo Insurance Co.                 1,498,530          $       7,037
  Dai-Nippon Printing Co., Ltd.                   722,000                  7,010
  Kyushu Electric Power Co., Inc.                 450,000                  6,996
  Osaka Gas Co., Ltd.                           2,398,000                  6,937
  Sumitomo Mitsui
   Financial Group, Inc.                            4,415                  6,923
  Central Japan Railway Co.                         1,057                  6,860
  Nippon Steel Corp.                            6,087,000                  6,788
  Ajinomoto Co., Inc.                             659,000                  6,686
  Tokyo Electron Ltd.                             178,230                  6,680
  Mitsui & Co., Ltd.                            1,410,000                  6,680
  JFE Holdings, Inc.                              548,600                  6,610
  Nippon Oil Corp.                              1,626,600                  6,479
  Mitsubishi Estate Co., Ltd.                   1,083,000                  6,339
  Kirin Brewery Co., Ltd.                         818,000                  6,310
  Aeon Co., Ltd.                                  275,900                  6,269
  Sankyo Co., Ltd.                                427,600                  6,196
  Keyence Corp.                                    37,980                  6,105
  Sanyo Electric Co., Ltd.                      1,786,000                  5,586
  Secom Co., Ltd.                                 236,000                  5,501
  Daiwa Securities Group Inc.                   1,360,000                  5,348
* Fujitsu Ltd.                                  1,907,000                  5,325
  Yamato Transport Co., Ltd.                      475,000                  5,313
* NEC Corp.                                     1,675,000                  5,239
  Fanuc Co., Ltd.                                 128,000                  5,238
  Eisai Co., Ltd.                                 282,500                  4,986
  Mitsubishi Electric Corp.                     1,913,000                  4,957
  Asahi Glass Co., Ltd.                           913,000                  4,861
  Japan Tobacco, Inc.                                 832                  4,849
  TDK Corp.                                       135,000                  4,686
  Shizuoka Bank Ltd.                              707,000                  4,671
  Fujisawa
   Pharmaceutical Co., Ltd.                       275,000                  4,658
  Olympus Optical Co., Ltd.                       267,000                  4,623
  Takefuji Corp.                                   87,090                  4,535
  SMC Corp.                                        59,800                  4,503
  Mitsui Fudosan Co., Ltd.                        834,000                  4,490
  Nitto Denko Corp.                               155,400                  4,469
  Sekisui House Ltd.                              598,000                  4,392
  Komatsu Ltd.                                  1,129,000                  4,307
* Kinki Nippon Railway Co.                      1,713,150                  4,281
  Toppan Printing Co., Ltd.                       664,000                  4,209
  Nikko Securities Co., Ltd.                    1,541,000                  4,135
  Orix Corp.                                       90,200                  4,122
  Omron Corp.                                     251,000                  4,041
  Sompo Japan Insurance Inc.                      880,000                  4,021
  Asahi Kasei Corp.                             1,459,000                  3,976
  Shionogi & Co., Ltd.                            334,000                  3,966
  Bank of Yokohama Ltd.                         1,079,000                  3,809
  Sumitomo Electric Industries Ltd.               668,000                  3,736
  Nippon Yusen Kabushiki
   Kaisha Co.                                   1,095,000                  3,700

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Shiseido Co., Ltd.                              404,000          $       3,689
  West Japan Railway Co.                            1,181                  3,684
  OJI Paper Co., Ltd.                             947,000                  3,581
* Mizuho Financial Group, Inc.                      6,626                  3,539
  Terumo Corp.                                    212,600                  3,535
  NTT Data Corp.                                    1,491                  3,526
  Sumitomo Chemical Co.                         1,275,000                  3,453
  Daiichi Pharmaceutical Co., Ltd.                272,200                  3,446
  Pioneer Corp.                                   170,900                  3,425
  Toray Industries, Inc.                        1,407,000                  3,398
  Nippon Unipac Holding                             1,054                  3,385
  Itochu Corp.                                  1,602,000                  3,358
  Sumitomo Corp.                                  824,000                  3,316
  Nippon Express Co., Ltd.                        881,000                  3,287
  Mitsubishi Chemical Corp.                     1,941,000                  3,223
  Daiwa House Industry Co., Ltd.                  531,000                  3,206
  Tostem Inax Holding Corp.                       296,408                  3,161
  Promise Co., Ltd.                                96,650                  3,161
  Daikin Industries Ltd.                          188,000                  3,127
  Tokyu Corp.                                   1,152,000                  3,120
  Keio Electric Railway Co., Ltd.                 642,000                  3,117
* UFJ Holdings Inc.                                 3,862                  3,109
  Marui Co., Ltd.                                 369,600                  3,077
  Chugai Pharmaceutical Co., Ltd.                 293,200                  3,073
  Sumitomo Trust &
   Banking Co., Ltd.                            1,038,000                  2,942
  Taisho Pharmaceutical Co.                       202,000                  2,847
  Advantest Corp.                                  83,100                  2,787
  Asahi Breweries Ltd.                            455,000                  2,705
  Credit Saison Co., Ltd.                         139,400                  2,624
  Chiba Bank Ltd.                                 740,000                  2,618
  Hirose Electric Co., Ltd.                        35,100                  2,510
  Bank of Fukuoka, Ltd.                           588,000                  2,509
  Konica Corp.                                    274,000                  2,507
  Kubota Corp.                                  1,081,000                  2,493
  Mitsui Chemicals, Inc.                          612,000                  2,489
  Mabuchi Motor Co.                                33,300                  2,488
  Matsushita Electric Works, Ltd.                 472,000                  2,474
  Joyo Bank Ltd.                                  852,000                  2,465
* Softbank Corp.                                  219,100                  2,456
  Yakult Honsha Co., Ltd.                         167,000                  2,451
  Kuraray Co., Ltd.                               430,000                  2,445
  Acom Co., Ltd.                                   86,190                  2,421
  Toyoda Automatic
   Loom Works Ltd.                                161,900                  2,396
  Tobu Railway Co., Ltd.                          839,000                  2,350
  Lawson Inc.                                      76,200                  2,338
  Keihin Electric Express
   Railway Co., Ltd.                              471,000                  2,255
  Mitsui Osk Lines Ltd.                           858,000                  2,245
* Resona Holdings Inc.                          4,674,000                  2,234
  ToneGeneral Sekiyu K.K.                         347,000                  2,205
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Oriental Land Co., Ltd.                          52,700          $       2,205
  Nissin Food Products Co., Ltd.                   97,900                  2,134
  Taisei Corp.                                    985,000                  2,098
  Stanley Electric Co.                            166,000                  2,088
  Yamaha Corp.                                    183,500                  2,076
  JSR Corp.                                       197,000                  2,055
  Teijin Ltd.                                     933,000                  2,042
* Nikon Corp.                                     306,000                  2,040
  Fast Retailing Co., Ltd.                         68,900                  2,005
  Nidec Corp.                                      37,400                  1,973
  Gunma Bank Ltd.                                 418,000                  1,963
  Kajima Corp.                                    920,000                  1,959
  Uni-Charm Corp.                                  48,700                  1,940
  Ohbayashi Corp.                                 695,000                  1,894
  Aiful Corp.                                      49,950                  1,876
  Daito Trust Construction Co., Ltd.               97,800                  1,866
  Alps Electric Co., Ltd.                         172,000                  1,856
  Yokogawa Electric Corp.                         254,000                  1,810
  NTN Corp.                                       471,000                  1,801
  JGC Corp.                                       250,000                  1,761
  Toto Ltd.                                       351,000                  1,760
  Nippon Meat Packers, Inc.                       194,000                  1,742
  Sumitomo Metal Mining Co.                       578,000                  1,740
  Shimizu Corp.                                   665,000                  1,740
  Kyowa Hakko Kogyo Co.                           385,000                  1,727
  Citizen Watch Co., Ltd.                         312,000                  1,645
  Mitsui Mining &
   Smelting Co., Ltd.                             624,000                  1,638
* Showa Denko K.K.                              1,077,000                  1,635
  Yamada Denki Co., Ltd.                           84,200                  1,624
  77 Bank Ltd.                                    374,000                  1,587
  Sumitomo Metal
   Industries Ltd.                              3,415,000                  1,518
  NGK Insulators Ltd.                             313,000                  1,517
  Toyo Seikan Kaisha Ltd.                         166,000                  1,480
  Konami Corp.                                    106,700                  1,403
  Ushio Inc.                                      121,000                  1,360
  Shimano, Inc.                                    85,500                  1,357
  Japan Airlines System Co.                       760,000                  1,351
  Mitsubishi Rayon Co., Ltd.                      584,000                  1,337
  Casio Computer Co.                              219,000                  1,331
  NGK Spark Plug Co.                              186,000                  1,329
  Marubeni Corp.                                1,400,000                  1,327
  CSK Corp.                                        74,900                  1,322
  Toho Co., Ltd.                                  152,300                  1,314
  Uny Co., Ltd.                                   155,000                  1,311
  NSK Ltd.                                        490,000                  1,307
  Shimamura Co., Ltd.                              23,600                  1,306
  FamilyMart Co., Ltd.                             68,300                  1,303
  Hino Motors, Ltd.                               269,000                  1,281
  Kawasaki Kisen Kaisha Ltd.                      558,000                  1,277
  Takashimaya Co.                                 284,000                  1,267

================================================================================
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                           SHARES                  (000)
================================================================================
  Tosoh Corp.                                     561,000          $       1,265
  Sekisui Chemical Co.                            490,000                  1,257
  Sumitomo Realty &
   Development Co.                                384,000                  1,256
* Trend Micro Inc.                                102,500                  1,246
  Taiheiyo Cement Corp.                           894,000                  1,237
* Oki Electric Industry Co. Ltd.                  575,000                  1,234
  Nisshin Seifun Group Inc.                       180,000                  1,226
  Isetan Co.                                      179,500                  1,209
  Kaneka Corp.                                    266,000                  1,207
  Susuken Co., Ltd.                                45,200                  1,194
  Ishikawajima-Harima Heavy
   Industries Co.                               1,303,000                  1,191
* Kawasaki Heavy Industries Ltd.                1,397,000                  1,148
  Minebea Co., Ltd.                               374,000                  1,110
  Meiji Seika Kaisha Ltd.                         331,000                  1,105
  Kikkoman Corp.                                  174,000                  1,084
  Denki Kagaku Kogyo K.K.                         487,000                  1,082
  Dai-Nippon Ink & Chemicals, Inc.                697,000                  1,081
  Ube Industries Ltd.                             836,000                  1,080
* Ashikaga Financial Group, Inc.                  870,000                  1,065
  Mitsukoshi Ltd.                                 422,000                  1,037
  THK Co., Inc.                                   112,400                  1,037
  Toyoda Gosei Co., Ltd.                           58,000                  1,033
  Nippon Mining Holdings Inc.                     591,500                  1,032
  Meitec Corp.                                     39,900                  1,014
  Kamigumi Co., Ltd.                              221,000                  1,012
  Skylark Co., Ltd.                                94,200                  1,011
  Dowa Mining Co. Ltd.                            304,000                  1,007
  Kurita Water Industries Ltd.                    115,700                  1,003
  Benesse Corp.                                    75,200                  1,003
  Furukawa Electric Co.                           543,000                    997
  Fuji Electric Co. , Ltd.                        581,000                    994
* Mitsui Trust Holding Inc.                       518,400                    991
  Makita Corp.                                    132,000                    991
* All Nippon Airways Co., Ltd.                    590,000                    989
  The Suruga Bank, Ltd.                           233,000                    985
  Q.P. Corp.                                      121,500                    978
  Yamaha Motor Co., Ltd.                          131,000                    975
  Showa Shell Sekiyu K.K.                         151,000                    966
  Yamazaki Baking Co., Ltd.                       154,000                    963
  Dentsu Inc.                                         320                    952
* Hokuriku Bank Ltd.                              745,000                    943
  Oracle Corp. Japan                               37,200                    939
* Mitsubishi Materials Corp.                    1,056,000                    939
  Toyobo Ltd.                                     639,000                    916
  Daicel Chemical Industries Ltd.                 272,000                    910
  Taiyo Yuden Co., Ltd.                           119,000                    907
  Nippon Shokubai Co., Ltd.                       173,000                    895
  Nichirei Corp.                                  290,000                    888
  Obic Co., Ltd.                                    5,800                    885
  Meiji Dairies Corp.                             242,000                    885
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                  (000)
================================================================================
  Ito En, Ltd.                                     28,900          $         872
  Onward Kashiyama Co., Ltd.                      121,000                    870
  Daimaru, Inc.                                   240,000                    863
  Fuji Television Network, Inc.                       244                    861
  Seino Transportation Co., Ltd.                  144,000                    850
  Aoyama Trading Co., Ltd.                         62,800                    845
  Takara Holdings Inc.                            188,000                    842
  Shimachu Co.                                     50,700                    838
  Gunze Ltd.                                      220,000                    828
  Fujikura Ltd.                                   361,000                    814
  Mitsui Engineering &
   Shipbuilding Co., Ltd.                         778,000                    809
  Nissan Chemical Industries, Ltd.                176,000                    792
  Ebara Corp.                                     277,000                    792
  Coca-Cola West Japan Co. Ltd.                    47,100                    784
  Wacoal Corp.                                    106,000                    771
  Tokyo Style Co.                                  91,000                    765
  Okumura Corp.                                   239,000                    762
  Nishimatsu Construction Co.                     267,000                    752
  Nippon Sheet Glass Co., Ltd.                    364,000                    748
  Aderans Co. Ltd.                                 40,100                    735
  Sapparo Breweries Ltd.                          287,000                    717
  Net One Systems Co., Ltd.                           176                    716
  Nippon Kayaku Co., Ltd.                         170,000                    716
  Kokuyo Co., Ltd.                                 93,500                    711
  Hankyu Department Stores, Inc.                  129,000                    706
  Katokichi Co., Ltd.                              46,900                    689
  Koyo Seiko Co., Ltd.                            117,000                    677
  Nippon Sanso Corp.                              241,000                    675
  Mitsubishi Logistics Corp.                      116,000                    660
  Teikoku Oil Co., Ltd.                           230,000                    660
  Amada Co., Ltd.                                 278,000                    655
  World Co., Ltd.                                  39,400                    654
  Asatsu-DK Inc.                                   38,700                    649
  Itochu Techno-Science Corp.                      36,000                    646
  House Foods Industry Corp.                       69,700                    633
* Sega Corp.                                      114,200                    632
  Nisshinbo Industries, Inc.                      146,000                    626
  Autobacs Seven Co., Ltd.                         30,300                    603
  Sumitomo Bakelite Co. Ltd.                      164,000                    580
  Ariake Japan Co., Ltd.                           21,340                    578
  Mitsumi Electric Co., Ltd.                       76,200                    578
  Namco Ltd.                                       41,200                    577
  Aeon Credit Service Co. Ltd.                     24,130                    576
  Sumitomo Osaka
   Cement Co., Ltd.                               406,000                    562
  Mitsubishi Gas Chemical Co.                     388,000                    560
  TIS Inc.                                         40,500                    554
* Dai-Nippon Screen
   Manufacturing Co., Ltd.                        156,000                    541
  Komori Corp.                                     66,000                    532
  Sanden Corp.                                    119,000                    496

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Kinden Corp.                                    157,000          $         491
  Nippon Comsys Corp.                             133,000                    481
* Kanebo Ltd.                                     463,000                    474
  Sumitomo Forestry Co.                           130,000                    471
  Bellsystem24, Inc.                                3,640                    467
* Sumitomo Heavy Industries Ltd.                  568,000                    462
  Tokyo Broadcasting
   System, Inc.                                    39,000                    457
  Hitachi Software
   Engineering Co., Ltd.                           29,400                    451
* Seiyu Ltd.                                      195,000                    435
  Toda Corp.                                      207,000                    403
  Takuma Co., Ltd.                                 77,000                    390
* Ishihara Sangyo Kaisha Ltd.                     297,000                    386
  Kaken Pharmaceutical Co.                         92,000                    386
  Hitachi Cable Ltd.                              189,000                    374
  Amano Corp.                                      75,000                    367
  Fuji Soft ABC Inc.                               33,700                    356
  Paris Miki Inc.                                  29,200                    351
  Capcom Co., Ltd.                                 43,500                    347
* Anritsu Corp.                                   105,000                    342
* Hitachi Zosen Corp.                             505,000                    318
  Union Tool Co.                                   11,200                    311
* Snow Brand Milk Products Co.                    135,500                    307
* Daiei, Inc.                                     270,000                    290
  Noritake Co., Ltd.                              115,000                    286
  Fuji Machine
   Manufacturing Co., Ltd.                         42,400                    284
  Mori Seiki Co.                                   64,500                    270
  Daifuku Co., Ltd.                               101,000                    269
  Saizeriya Co., Ltd.                              33,050                    258
* Mitsubishi Paper Mills Ltd.                     232,000                    245
  Fujitsu Support & Service Inc.                   22,900                    226
  Nippon System
   Development Co., Ltd.                           22,500                    222
* Sanrio Co., Ltd.                                 51,200                    214
  Kyowa Exeo Corp.                                 93,000                    200
  Avex Inc.                                        22,900                    180
                                                         -----------------------
                                                                       1,209,581
                                                         -----------------------
NEW ZEALAND (0.8%)
  Telecom Corp. of
   New Zealand Ltd.                             2,307,367                  6,182
  Sky City Entertainment
   Group Ltd.                                     245,389                  1,139
  Carter Holt Harvey Ltd.                       1,066,374                    972
  Fletcher Building Ltd.                          479,715                    899
  Contact Energy Ltd.                             344,538                    838
  Auckland International
   Airport Ltd.                                   287,896                    834
  Fisher & Paykel
   Healthcare Corp. Ltd.                           90,818                    546
  The Warehouse Group Ltd.                        166,623                    522
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Fisher & Paykel Appliances
   Holdings Ltd.                                   68,704          $         411
  Independent Newspapers Ltd.                     168,679                    391
  Tower Ltd.                                      184,139                    230
* Fletcher Challenge
   Forests Ltd. Pfd.                              395,467                    223
* Fletcher Challenge
   Forests Ltd.                                   245,070                    137
                                                         -----------------------
                                                                          13,324
                                                         -----------------------
SINGAPORE (2.9%)
  United Overseas Bank Ltd.                     1,425,567                  8,350
  DBS Group Holdings Ltd.                       1,339,161                  6,562
  Oversea-Chinese
   Banking Corp., Ltd.                          1,169,510                  6,224
  Singapore
   Telecommunications Ltd.                      7,527,612                  6,147
  Singapore Press Holdings Ltd.                   440,455                  4,093
  Singapore Airlines Ltd.                         674,962                  3,592
  Venture Corporation Ltd.                        246,000                  2,050
  Keppel Corp., Ltd.                              647,750                  1,627
  Singapore Technologies
   Engineering Ltd.                             1,563,407                  1,409
  City Developments Ltd.                          540,412                  1,029
  Fraser & Neave Ltd.                             223,000                  1,005
  Sembcorp Industries Ltd.                      1,103,419                    733
  Capitaland Ltd.                               1,249,300                    725
* Neptune Orient Lines Ltd.                       992,000                    682
  Singapore Exchange Ltd.                         791,000                    543
* Chartered Semiconductor
   Manufacturing Ltd.                           1,202,000                    467
  Creative Technology Ltd.                         64,150                    408
  Sembcorp Logistics Ltd.                         359,000                    362
  United Overseas Land Ltd.                       339,500                    331
  SembCorp Marine Ltd.                            590,000                    314
  Singapore Land Ltd.                             161,000                    305
  Overseas Union Enterprise Ltd.                   92,000                    295
  Keppel Land Ltd.                                436,000                    268
  Haw Par Brothers
   International Ltd.                             143,193                    263
* ST Assembly Test Services Ltd.                  337,000                    239
  Cycle & Carriage Ltd.                            97,200                    225
  Allgreen Properties Ltd.                        493,000                    223
  Parkway Holdings Ltd.                           550,640                    219
  SMRT Corp. Ltd.                                 705,000                    204
* Datacraft Asia Ltd.                             325,000                    172
  Wing Tai Holdings Ltd.                          436,000                    117
  Hotel Properties Ltd.                           226,000                    116
  GES International Ltd.                          501,800                     78
  Guocoland Ltd.                                  165,000                     64
                                                         -----------------------
                                                                          49,441
                                                         -----------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,561,069)                                                     1,699,731
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
PACIFIC STOCK INDEX FUND                            (000)                  (000)
================================================================================
TEMPORARY CASH INVESTMENTS (9.5%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.168%, 7/2/2003                              $ 1,500          $       1,497
Repurchase Agreements
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.32%, 5/1/2003                                   20,608                 20,608
 1.32%, 5/1/2003--Note F                          141,501                141,501
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $163,606)                                                         163,606
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.3%)
 (Cost $2,724,675)                                                     1,863,337
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     12,372
Security Lending Collateral Payable to Brokers--Note F                 (141,501)
Other Liabilities                                                       (14,001)
                                                         -----------------------
                                                                       (143,130)
                                                         -----------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,720,207
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 8.3%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.


================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,752,536
Undistributed Net Investment Income                                       8,427
Accumulated Net Realized Losses                                        (179,348)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                 (861,338)
 Futures Contracts                                                          108
 Foreign Currencies and
  Forward Currency Contracts                                               (178)
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,720,207
================================================================================
Investor Shares--Net Assets
Applicable to 253,994,810 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,421,421
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $5.60
================================================================================
Admiral Shares--Net Assets
Applicable to 2,955,207 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $108,210
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $36.62
================================================================================
Institutional Shares--Net Assets
Applicable to 34,030,028 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $190,576
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $5.60
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
COMMON STOCKS (92.9%)(1)
--------------------------------------------------------------------------------
ARGENTINA (0.6%)
* Petrobas Energia
   Participaciones SA                           2,062,560          $       1,513
* Telecom Argentina STET-
   France Telecom SA                            1,008,685                  1,124
* Tenaris SA                                      473,655                  1,103
* Siderar SA Class A                              216,207                    625
* Molinos Rio de la Plata SA                      239,696                    400
* BBVA Banco Frances SA                           199,870                    367
* Tenaris SA ADR                                   14,634                    344
* Transportadora de Gas Sur SA                    554,855                    325
* Irsa Inversiones y
   Representaciones SA                            298,972                    285
* Solvay Indupa S.A.I.C.                          362,538                    220
* Cresud SA                                       210,263                    174
* Perez Companc SA ADR                             20,000                    148
                                                         -----------------------
                                                                           6,628
                                                         -----------------------
BRAZIL (10.0%)
  Petroleo Brasileiro SA Pfd.                     867,189                 14,969
  Companhia de Bebidas
   das Americas Pfd.                           54,549,680                 10,948
  Petroleo Brasileiro SA                          500,462                  9,385
  Companhia Vale do
   Rio Doce Pfd. Class A                          326,915                  8,770
  Banco Itau Holding
   Financeira SA PFD                          112,663,694                  7,537
  Banco Bradesco SA Pfd.                    1,600,883,915                  6,653
* Cia Vale do Rio Doce (CVRD)                     230,700                  6,493
  Tele Norte Leste
   Participacoes SA Pfd.                      559,651,075                  6,101
  Brasil Telecom
   Participacoes SA Pfd.                      520,328,750                  3,735
  Unibanco-Uniao de
   Bancos Brasileiros SA                       72,638,308                  2,656
  Empresa Brasileira de
   Aeronautica SA Pfd.                            646,991                  2,254
  Companhia Energetica de
   Minas Gerais Pfd.                          209,175,023                  2,240
  Aracruz Celulose SA Pfd.
   B Shares                                     1,040,923                  2,219
* Centrais Electricas
   Brasileiras SA                             261,932,568                  2,006
  Gerdau SA                                   117,705,500                  1,453
* Telesp Celular
   Participacoes SA Pfd.                      936,266,092                  1,444
* Centrais Electricas
   Brasileiras SA Pfd.
    B Shares                                  148,289,776                  1,277
  Companhia Siderurgica
   Nacional SA                                 64,042,381                  1,276
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Souza Cruz SA                                   189,393          $       1,179
  Companhia Brasileira
   de Distribuicao Grupo
    Pao de Acucar Pfd.                         71,221,119                  1,086
* Tele Centro Oeste Celular
   Participacoes SA Pfd.                      535,079,437                  1,020
  Votorantim Celulose e
   Papel SA Pfd.                               24,838,876                    940
* Usiminas-Usinas
   Siderurgicas de Minas
    Gerais SA Pfd. Class A                        232,981                    880
  Tele Norte Leste
   Participacoes SA                           105,214,585                    828
* Embratel Participacoes
   SA Pfd.                                    467,555,318                    746
* Companhia Paranaense
   de Energia-COPEL                           226,381,532                    739
  Brasil Telecom
   Participacoes SA                           132,073,538                    728
  Companhia de Saneamento
   Basico do Estado de
    Sao Paulo                                  18,759,500                    665
  Telemig Celular
   Participacoes SA Pfd.                      492,328,347                    466
  Companhia de Tecidos
   Norte de Minas Pfd.                          6,712,568                    456
  Tele Celular Sul
   Participacoes SA Pfd.                      500,847,400                    429
  Tractebel Energia SA                        217,653,794                    415
  Tele Nordeste Celular
   Participacoes SA Pfd.                      492,083,342                    413
  Sadia SA Pfd.                                   866,438                    378
  Duratex SA Pfd.                              14,022,556                    277
* Embratel Participacoes SA                   126,140,509                    227
  Braskem SA Pfd. A                             1,735,756                    202
* Companhia Brasileira de
   Petroleo Ipiranga Pfd.                      52,247,802                    156
  Electropaulo
   Metropolitana SA                            13,996,064                    139
                                                         -----------------------
                                                                         103,785
                                                         -----------------------
CHILE (0.5%)
* Compania de
   Telecomunicaciones
    de Chile SA                                   500,000                  1,429
  Compania de Petroleos
   de Chile SA                                    170,000                    755
* Empresa Nacional de
   Electricidad SA                              1,920,000                    570
  Empresa Nacional de
   Telecomunicaciones SA                           67,000                    371
* Enersis SA                                    3,900,000                    348
  Distribucion y Servicio D&S SA                  490,000                    344

================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
* Banco Santander Chile SA                     14,000,000          $         292
  Sociedad Quimica y
   Minera de Chile SA                             103,000                    270
  Compania Cervecerias
   Unidas SA                                       79,930                    267
  Banco de Chile                                7,700,000                    255
  Empresas CMPC SA                                 20,000                    213
  S.A.C.I. Falabella, SA                          180,000                    170
  Embotelladora Andina SA
   Pfd. Class B                                    66,460                     90
  Embotelladora Andina SA                          66,000                     89
  Masisa SA                                       315,000                     83
  Empresas Iansa SA                             1,663,640                     62
  Vina Concha y Toro SA                            76,000                     59
* Compania Acero del
   Pacifico SA (CAP)                               43,600                     56
  SM-Chile SA                                     970,000                     38
  Cristalerias de Chile                             1,000                      8
                                                         -----------------------
                                                                           5,769
                                                         -----------------------
CHINA (7.5%)
  China Mobile (Hong Kong) Ltd.                11,174,500                 22,423
  PetroChina Co. Ltd.                          34,072,000                  7,776
  CNOOC Ltd.                                    3,984,500                  5,237
  China Petroleum &
   Chemical Corp.                              24,378,000                  4,814
  CITIC Pacific Ltd.                            2,443,000                  4,166
* China Telecom Corp. Ltd.                     18,489,000                  3,532
  Huaneng Power
   International, Inc. H Share                  3,472,000                  3,294
  Legend Group Ltd.                             7,596,000                  2,143
  Cosco Pacific Ltd.                            2,370,000                  2,036
  China Merchants Holdings
   International Co. Ltd.                       2,474,000                  1,951
  China Resources Enterprise Ltd.               2,240,659                  1,781
  Denway Motors Ltd.                            4,582,000                  1,513
  Zhejiang Expressway Co., Ltd.                 3,422,000                  1,316
  Shanghai Industrial Holding Ltd.                872,000                  1,045
  Zhejiang Southeast
   Electric Power Co., Ltd.                     1,573,200                  1,035
  Brilliance China Automotive
   Holdings Ltd.                                4,178,000                    975
* Beijing Datang Power
   Generation Co. Ltd.                          2,416,000                    953
  Yanzhou Coal Mining Co.
   Ltd. H Share                                 2,468,000                    902
  Jiangsu Expressway Co.
   Ltd. H Share                                 2,590,000                    872
* Sinopec Shanghai
   Petrochemical Co. Ltd.                       5,438,000                    844
  Aluminum Corp. of China Ltd.                  4,702,000                    820
* Guangdong Electric Power
   Development Co., Ltd.                        1,394,100                    813
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  China Shipping
   Development Co.                              3,092,000          $         793
  Huadian Power
   International Corp. Ltd.                     3,448,000                    747
  China Travel International                    4,680,000                    576
  The Guangshen
   Railway Co., Ltd.                            3,322,000                    575
  China Southern Airlines
   Company Ltd.                                 2,420,000                    518
  China Pharmaceutical
   Group Ltd.                                   1,668,000                    465
  TCL International
   Holdings Ltd.                                2,404,000                    450
  Beijing Enterprises
   Holdings Ltd.                                  610,000                    450
  China Overseas Land &
   Investment Ltd.                              5,018,000                    405
  China Everbright Ltd.                         1,730,000                    388
  Sinopec Yizheng
   Chemical Fibre Co., Ltd.                     3,142,000                    355
  China Eastern Airlines
   Corp. Ltd.                                   3,294,000                    329
  Qingling Motors Co.
   Ltd. H Share                                 2,464,000                    316
  Digital China Holdings Ltd.                   1,071,000                    282
  Shenzhen Investment Ltd.                      2,703,000                    274
* Top Glory International
   Holdings Ltd.                                3,828,000                    211
  Eastern Communications
   Co. Ltd.                                       340,000                    210
  Jiangxi Copper Co. Ltd.                       1,588,000                    195
  China Resources Land                          2,254,000                    188
* Founder Holdings Ltd.                           566,000                     38
                                                         -----------------------
                                                                          78,006
                                                         -----------------------
CZECH REPUBLIC (0.7%)
  Komercni Banka a.s.                              36,408                  2,537
  Ceske Energeticke Zavody a.s.                   503,715                  1,879
* Cesky Telecom a.s.                              157,383                  1,820
  Philip Morris CR a.s.                             2,402                    949
* Unipetrol a.s.                                  176,302                    297
                                                         -----------------------
                                                                           7,482
                                                         -----------------------
HUNGARY (1.6%)
  OTP Bank Rt.                                    585,590                  6,287
  Magyar Tavkozlesi Rt.                         1,072,475                  4,226
  MOL Magyar Olaj-es
   Gazipari Rt.                                   144,054                  3,760
  Richter Gedeon Rt.                               32,839                  2,385
  Raba Rt.                                         13,575                     66
* Pannonplast Rt.                                   8,390                     64
* Zalakeramia Rt.                                   6,430                     44
                                                         -----------------------
                                                                          16,832
                                                         -----------------------

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
INDIA (3.4%)
  Reliance Industries Ltd.                        928,190          $       5,389
  Infosys Technologies Ltd.                        68,230                  4,022
  Hindustan Lever Ltd.                          1,247,080                  3,802
  Housing Development
   Finance Corp. Ltd.                             267,880                  1,930
* ICICI Bank Ltd.                                 728,840                  1,869
  Ranbaxy Laboratories Ltd.                       120,880                  1,723
  Dr. Reddy's Laboratories Ltd.                    91,350                  1,685
  ITC Ltd.                                        109,210                  1,573
  HDFC Bank Ltd.                                  250,970                  1,306
  Satyam Computer
   Services Ltd.                                  358,480                  1,154
  Wipro Ltd.                                       55,480                  1,016
  Larsen & Toubro Ltd.                            176,100                    746
  Hindalco Industries Ltd.                         57,000                    743
  Hindustan Petroleum
   Corporation Ltd.                               104,400                    615
  Mahanagar Telephone
   Nigam Ltd.                                     303,450                    586
* Tata Engineering and
   Locomotive Co. Ltd.                            160,030                    510
  Zee Telefilms Ltd.                              304,950                    495
  Hero Honda Motors Ltd.                          110,850                    476
  Bharat Petroleum Corp. Ltd.                      93,280                    455
  Grasim Industries Ltd.                           55,070                    420
  Bajaj Auto Ltd.                                  36,920                    377
  Bharat Heavy Electricals Ltd.                    70,960                    344
  Tata Iron and Steel
   Company Ltd.                                   122,560                    342
  Gujarat Ambuja Cements Ltd.                      94,970                    334
  BSES Ltd.                                        64,970                    306
  Cipla Ltd.                                       22,350                    298
  Videsh Sanchar Nigam Ltd.                       180,600                    288
  Nestle India Ltd.                                21,880                    245
  Associated Cement
   Companies Ltd.                                  78,300                    216
  Tata Power Company Ltd.                          76,340                    193
  Sun Pharmaceutical
   Industries Ltd.                                 31,030                    182
  Digital Globalsoft Ltd.                          15,880                    176
  GlaxoSmithKline
   Pharmaceuticals (India) Ltd.                    22,200                    152
  GTL Ltd.                                        118,340                    145
  Mahindra & Mahindra Ltd.                         59,570                    140
  Tata Tea Ltd.                                    33,000                    140
  Bank of Baroda                                   66,750                    117
* Himachal Futuristic
   Communications, Ltd.                           319,820                    114
  NIIT Ltd.                                        37,970                     99
* Silverline Technologies Ltd.                    683,270                     87
  Dabur India Ltd.                                 97,210                     76
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  ABB (India) Ltd.                                  6,770          $          44
  Indian Hotels Company Ltd.                        9,470                     34
  Punjab Tractors Ltd.                             12,620                     34
  Asian Paints (India) Ltd.                         4,650                     33
  Castrol (India) Ltd.                              6,580                     26
  Industrial Development
   Bank of India Ltd.                              60,910                     23
  EIH Ltd.                                          6,750                     22
                                                         -----------------------
                                                                          35,102
                                                         -----------------------
INDONESIA (1.5%)
  PT Telekomunikasi
   Indonesia Tbk                               11,857,584                  5,605
  PT Hanjaya Mandala
   Sampoerna Tbk                                5,967,500                  2,460
* PT Astra International Tbk                    4,732,100                  1,650
  PT Gudang Garam Tbk                           1,181,500                  1,178
  PT Indonesian Satellite
   Corp. Tbk                                    1,125,000                  1,128
  PT Indofood Sukses
   Makmur Tbk                                  12,370,252                  1,034
* PT Bank Indonesia Tbk                        16,775,040                    455
  PT Ramayana Lestari
   Sentosa Tbk                                  1,142,760                    346
  PT Semen Gresik Tbk                             369,232                    328
  PT Bimantara Citra Tbk                          727,752                    229
  PT Tempo Scan Pacific Tbk                       366,956                    226
* PT Kalbe Farma Tbk                            4,841,848                    223
* PT Matahari Putra Prima Tbk                   3,502,316                    212
  PT Makindo Tbk                                  928,600                    134
  PT Bhakti Investama Tbk                       3,199,500                    131
  PT Aneka Tambang Tbk                          1,474,315                    123
                                                         -----------------------
                                                                          15,462
                                                         -----------------------
ISRAEL (5.0%)
  Teva Pharmaceutical
   Industries Ltd.                                549,590                 26,229
* Check Point Software
   Technologies Ltd.                              418,190                  6,578
* Bank Hapoalim Ltd.                            1,803,563                  3,120
  Bezeq Israeli
   Telecommunication
    Corp., Ltd.                                 1,747,790                  1,990
* Bank Leumi Le-Israel                          1,368,809                  1,676
  Israel Chemicals Ltd.                         1,164,367                  1,380
  Elbit Systems Ltd.                               57,204                  1,030
* Orbotech Ltd.                                    74,075                  1,018
* IDB Development Corp. Ltd.                       55,452                    992
  Makhteshim-Agan
   Industries Ltd.                                400,346                    870
* United Mizrahi Bank Ltd.                        254,796                    673
  Discount Investment Corp. Ltd.                   30,533                    585
  Migdal Insurance Holdings Ltd.                  494,228                    543
* Israel Discount Bank Ltd.                       821,336                    538

================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
* Clal Industries Ltd.                            153,566          $         499
  Clal Insurance Enterprise
   Holdings Ltd.                                   31,897                    473
* M-Systems Flash Disk
   Pioneers Ltd.                                   55,500                    461
  Super Sol Ltd.                                  221,787                    429
* Koor Industries Ltd.                             24,356                    394
  The Israel Corp. Ltd.-ILS 1 Par                   3,351                    282
* ECI Telecom Ltd.                                126,465                    266
  Elite Industries Ltd. -ILS 5 Par                  9,285                    259
* Audiocodes Ltd.                                  69,000                    245
  Blue Square-Israel Ltd.                          24,020                    229
  Property & Building Corp.                         3,434                    204
* Scitex Corp., Ltd.                              107,600                    187
  Azorim Investment
   Development &
    Construction Ltd.                              35,750                    187
* Formula Systems (1985) Ltd.                      15,480                    166
* Matav-Cable Systems
   Media Ltd.                                      20,369                    145
* Lumenis Ltd.                                     71,400                    114
                                                         -----------------------
                                                                          51,762
                                                         -----------------------
MEXICO (9.8%)
  Telefonos de Mexico SA
   Series L                                    11,900,759                 18,038
  Cemex SA CPO                                  2,704,147                 12,257
  America Movil SA de
   CV Series L                                 11,387,798                  9,516
  Wal-Mart de Mexico SA                         3,166,142                  8,768
  Telefonos de Mexico SA
   Series A                                     5,555,377                  8,501
* Grupo Financiero BBVA
   Bancomer, SA de CV
    Class B                                     8,269,956                  7,192
* Grupo Televisa SA CPO                         4,771,022                  7,185
  Fomento Economico
   Mexica UBD                                   1,483,454                  5,607
  America Movil SA de CV
   Series A                                     5,555,377                  4,642
  Wal-Mart de Mexico
    SA de CV                                    1,361,790                  3,467
  Kimberly Clark de Mexico
   SA de CV Series A                            1,206,632                  2,964
  Grupo Modelo SA de
   CV Series C                                  1,255,481                  2,805
* Grupo Carso SA de
   CV Series A1                                   525,196                  1,498
  Coca-Cola Femsa SA de CV                        657,322                  1,405
* Tenaris SA                                      450,275                  1,124
* Corporacion Interamericana de
   Entretenimiento SA de CV                       540,193                    955
  Alfa SA de CV Series A                          534,831                    912
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Grupo Bimbo SA                                  575,309          $         907
  TV Azteca SA CPO                              2,353,400                    835
  Grupo Aeroportuario del
   Sureste SA                                     442,800                    593
* Consorcio ARA, SA de CV                         315,600                    582
  Grupo Continental SA                            354,622                    545
  Grupo Elektra SA                                193,488                    522
  Controladora Comercial
   Mexicana SA de CV (Units)                      821,871                    499
* Grupo Mexico SA de CV                           393,581                    493
  Industrias Penoles SA Series CP                 249,739                    476
  Vitro SA                                        388,060                    271
                                                         -----------------------
                                                                         102,559
                                                         -----------------------
PERU (0.1%)
Compania de Minas
 Buenaventura S.A.u.                               46,137                    618
Southern Peru Copper Corp.                         17,550                    274
Credicorp Ltd.                                     24,041                    230
Minsur SA                                         139,940                    167
Union de Cervecerias Backus y
 Johnston S.A.A                                   361,732                    149
Cementos Lima SA                                    1,017                     19
                                                         -----------------------
                                                                           1,457
                                                         -----------------------
PHILIPPINES (0.6%)
  Bank of Philippine Islands                    1,557,800                  1,084
  San Miguel Corp. Class B                        737,313                    927
  Ayala Land, Inc.                              9,076,071                    865
* Philippine Long Distance
   Telephone Co.                                  102,296                    741
  SM Prime Holdings, Inc.                       7,176,120                    670
* Metropolitan Bank & Trust Co.                 1,173,985                    649
  Ayala Corp.                                   6,719,300                    512
* Equitable PCI Bank, Inc.                        545,400                    249
  Petron Corp.                                  4,364,146                    171
* ABS-CBN Broadcasting Corp.                      615,200                    141
* Manila Electric Co.                             705,693                    138
* Megaworld Corp.                               7,030,000                     78
* Philippine National Bank Corp.                  157,064                     73
* Filinvest Land, Inc.                          3,891,518                     64
  Universal Robina Corp.                          774,410                     59
                                                         -----------------------
                                                                           6,421
                                                         -----------------------
POLAND (1.5%)
  Bank Polska Kasa Opieki
   Grupa Pekao SA                                 160,697                  3,609
* Telekomunikacja Polska SA                     1,030,308                  3,478
  Polski Koncern Naftowy SA                       710,934                  3,352
  Bank Przemyslowo Handlowy
   PBK SA                                          20,683                  1,223
* KGHM Polska Miedz SA                            268,819                    816
* Prokom Software SA                               16,978                    549
* Agora SA                                         49,216                    528
  Bank Rozwoju Eksportu SA                         26,979                    490

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Frantschach Swiecei SA                           29,834          $         404
  Orbis SA                                         63,650                    252
* Computerland SA                                   9,454                    211
* Budimex SA                                       22,300                    148
* Elektrim Spolka Akcyjna SA                      162,885                    125
  Przedsiebiorstwo
   Farmaceutyczne JELFA SA                         10,791                    121
* Softbank SA                                      16,390                     89
                                                         -----------------------
                                                                          15,395
                                                         -----------------------
SOUTH AFRICA (15.4%)
  Anglo American PLC                            3,169,069                 45,905
  Sasol Ltd.                                    1,287,473                 13,959
  Old Mutual PLC                                8,432,252                 12,377
  Gold Fields Ltd.                                856,704                  8,701
  Standard Bank Group Ltd.                      2,118,474                  8,501
  Anglogold Ltd.                                  256,364                  7,311
  Sappi Ltd.                                      488,175                  6,031
  Firstrand Ltd.                                6,162,724                  6,013
  Sanlam Ltd.                                   6,192,590                  5,132
  Anglo American Platinum Corp.                   172,974                  4,850
  Nedcor Ltd.                                     317,447                  4,275
  Impala Platinum Holdings Ltd.                    83,629                  4,138
  Bidvest Group Ltd.                              722,208                  3,930
  Tiger Brands Ltd.                               399,590                  3,506
  Barloworld Ltd.                                 372,115                  2,549
  Imperial Holdings Ltd.                          370,194                  2,518
  Liberty Group Ltd.                              312,806                  2,021
  Nampak Ltd.                                   1,200,633                  1,870
* MTN Group Ltd.                                1,096,378                  1,838
  Naspers Ltd.                                    552,860                  1,652
  Woolworths Holdings Ltd.                      2,164,746                  1,547
  Alexander Forbes Ltd.                           704,500                    967
  Pick'n Pay Stores Ltd.                          508,982                    913
  Metro Cash & Carry Ltd.                       3,790,779                    886
  New Africa Capital Ltd.                       1,226,125                    885
  Iscor Ltd.                                      438,165                    882
  JD Group Ltd.                                   268,672                    875
  Truworths International Ltd.                  1,004,597                    870
  Shoprite Holdings Ltd.                        1,127,857                    868
  Investec Ltd.                                    70,854                    843
  African Bank Investments Ltd.                 1,061,807                    803
  Foschini Ltd.                                   484,210                    789
* Dimension Data Holdings PLC                   2,620,905                    648
  Coronation Holdings Ltd.                         82,224                    567
  Tongaat-Hulett Group Ltd.                       123,145                    523
* Comparex Holdings Ltd.                          311,720                    257
* Datatec Ltd.                                    230,080                    139
                                                         -----------------------
                                                                         160,339
                                                         -----------------------
SOUTH KOREA (18.2%)(1)
  Samsung Electronics Co., Ltd.                   192,170                 48,240
  Kookmin Bank                                    569,652                 15,988
  POSCO                                           110,660                  9,336
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                  (000)
================================================================================
  Korea Electric Power Corp.                      512,500          $       8,626
  SK Telecom Co., Ltd.                             60,450                  8,408
  Hyundai Motor Co. Ltd.                          309,960                  7,322
  LG Electronics Inc.                             198,601                  6,849
  KT Corporation                                  166,300                  6,830
  Samsung Electronics Co.,
   Ltd. Pfd.                                       46,830                  5,743
  Samsung SDI Co. Ltd.                             74,950                  4,688
  POSCO ADR                                       220,000                  4,521
  Shinhan Financial Group Ltd.                    382,500                  3,778
  Samsung Fire & Marine
   Insurance Co.                                   74,050                  3,657
  Samsung Electro-Mechanics Co.                   122,180                  3,605
  LG Chem Ltd.                                    104,812                  3,476
* Korea Telecom Freetel                           124,183                  2,755
  KT & G Corp.                                    171,500                  2,625
  Shinsegae Co. Ltd.                               20,854                  2,489
  Hyundai Mobis                                   121,100                  2,407
* Samsung Securities Co. Ltd.                     109,930                  2,262
* Hyundai Heavy Industries Co., Inc.               89,820                  1,748
* LG Investment &
   Securities Co. Ltd.                            179,620                  1,685
  Samsung Corp.                                   309,420                  1,627
  Samsung Heavy
   Industries Co. Ltd.                            343,360                  1,520
  Kia Motors                                      214,990                  1,495
  S-Oil Corp.                                      86,440                  1,409
  CJ Corp.                                         35,370                  1,208
* Daishin Securities Co.                           85,430                  1,146
  Cheil Industrial, Inc.                           86,750                  1,096
  LG Engineering &
   Construction Co., Ltd.                          72,660                  1,053
  Hana Bank                                       113,918                    980
  Daelim Industrial Co.                            55,830                    910
* Daum Communications Corp.                        22,271                    907
* Hyundai Securities Co.                          217,070                    849
* Korea Exchange Bank                             274,380                    797
  S1 Corp.                                         41,410                    770
  Korean Air Co. Ltd.                              79,018                    751
  Hite Brewery Co., Ltd.                           14,740                    740
  Amorepacific Corp.                                8,220                    727
  Kumkang Korea
   Chemical Co., Ltd.                               8,510                    725
* NCsoft Corp.                                      7,261                    633
  Humax Co., Ltd.                                  52,731                    631
  Cheil Communications Inc.                         6,770                    588
* Daewoo Securities Co., Ltd.                     158,750                    577
  Nong Shim Co. Ltd.                                7,560                    563
  Hanjin Shipping Co., Ltd.                        79,610                    550
  LG Household & Health Care Ltd.                  22,842                    541
  Honam Petrochemical Corp.                        20,430                    514
  Hankook Tire Co. Ltd.                           172,560                    496

================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
  Hyundai Department
   Store Co., Ltd.                                 28,668          $         470
  Dae Duck Electronics Co.                         67,043                    467
  Yuhan Corp.                                      10,894                    442
  Hyosung Corp.                                    44,943                    420
  LG Cable Ltd.                                    42,560                    413
* Kookmin Credit Card Co., Ltd.                    36,262                    404
* Dongwon Securities Co.                           96,200                    404
* Shinhan Good Morning
   Securities Co., Ltd.                           137,658                    401
  Samsung Fine Chemicals Co., Ltd.                 31,090                    397
* Trigem Computer, Inc.                            91,330                    383
* Asiana Airlines                                 198,712                    370
  Poongsan Corp.                                   41,350                    309
* Hanwha Chemical Corp.                            96,180                    298
* Anam Semiconductor Inc.                         104,550                    288
  Hansol Paper Co. Ltd.                            65,190                    282
  Dong-A Pharmaceutical Co. Ltd.                   15,059                    265
  Hankuk Electric Glass Co., Ltd.                   5,920                    257
* Serome Technology Inc.                           67,169                    226
* SK Global Co., Ltd.                             110,688                    219
  Korea Zinc Co., Ltd.                             13,110                    211
  Hotel Shilla Co.                                 54,020                    207
* Korea Technology &
   Banking Network Corp.                          111,670                    180
  Hanjin Heavy Industries Co. Ltd.                 65,940                    170
* Hyundai Merchant
   Marine Co., Ltd.                               106,320                    167
  Green Cross Corp.                                 6,020                    144
* Handysoft Corp.                                  51,809                    137
* Doosan Corp.                                     19,600                    134
* Haansoft Inc.                                   138,078                    118
* Daou Technology Inc.                             80,780                    101
* Hyundai Department
   Store H&S Co. Ltd.                               8,402                     99
* Korea Information &
   Communications Co. Ltd.                         10,127                     44
                                                         -----------------------
                                                                         189,268
                                                         -----------------------
TAIWAN (12.7%)(1)
* Taiwan Semiconductor
   Manufacturing Co., Ltd.                     16,845,900                 23,099
* United Microelectronics Corp.                12,799,300                  7,343
  Formosa Plastic Corp.                         5,251,800                  6,478
  Nan Ya Plastic Corp.                          6,982,790                  6,049
  Cathay Financial Holding Co.                  4,817,980                  5,376
  Hon Hai Precision
   Industry Co., Ltd.                           1,432,050                  4,478
  China Steel Corp.                             7,867,180                  4,401
* Mega Financial Holding Co. Ltd.               8,773,247                  3,901
* China Development Financial
   Holding Corp.                                9,592,508                  3,343
  Formosa Chemicals & Fibre Corp.               3,361,260                  3,240
================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
  Asustek Computer Inc.                         1,508,000          $       2,942
* Chinatrust Financial Holding                  3,307,000                  2,580
  Fubon Financial Holding Co., Ltd.             3,610,000                  2,465
  Acer Inc.                                     2,550,935                  2,320
  Quanta Computer Inc.                          1,222,800                  2,140
  Hau Nan Financial
   Holdings Co., Ltd.                           3,599,832                  2,045
  Compal Electronics Inc.                       1,754,200                  1,892
  Taiwan Cellular Corp.                         2,734,000                  1,765
* First Financial Holding Co., Ltd.             2,990,000                  1,715
* Advanced Semiconductor
   Engineering Inc.                             3,045,000                  1,572
* Pou Chen Corp.                                1,988,402                  1,569
* Taishin Financial Holdings                    3,427,000                  1,553
  China Motor Co., Ltd.                           896,575                  1,427
  Yulon Motor Co., Ltd.                         1,321,240                  1,380
  Lite-On Technology Corp.                      1,524,267                  1,355
  BENQ Corp.                                    1,282,640                  1,303
  Delta Electronics Inc.                        1,160,550                  1,282
* SinoPac Holdings                              4,092,491                  1,274
  Chang Hwa Commercial Bank                     3,130,880                  1,212
  Uni-President Enterprises Co.                 4,121,590                  1,171
* AU Optronics Corp.                            2,271,000                  1,153
  Inventec Co., Ltd.                            1,905,300                  1,104
  International Bank of Taipei                  2,635,735                  1,081
  Via Technologies Inc.                           923,140                  1,059
  Far Eastern Textile Ltd.                      3,378,400                    989
  Realtek Semiconductor Corp.                     521,600                    988
  CMC Magnetics Corp.                           2,044,200                    962
* Winbond Electronics Corp.                     2,700,000                    922
* Walsin Lihwa Corp.                            4,153,000                    870
  Micro-Star International Co., Ltd.              489,500                    864
  Synnex Technology
   International Corp.                            672,800                    791
  Ritek Corp.                                   1,850,500                    770
  Cheng Shin Rubber
   Industry Co., Ltd.                             651,640                    742
  President Chain Store Corp.                     562,189                    711
* Tatung Co., Ltd.                              4,379,000                    697
  Taiwan Glass Industrial Corp.                 1,157,000                    694
* Siliconware Precision
   Industries Co.                               1,416,000                    670
* Teco Electric &
   Machinery Co., Ltd                           2,361,000                    630
* Macronix International Co., Ltd.              3,580,600                    616
  Gigabyte Technology Co., Ltd.                   413,000                    616
  Evergreen Marine Corp.                          995,200                    608
  Premier Image Technology Corp.                  445,000                    581
* Yang Ming Marine Transport                    1,326,000                    557
  Ambit Microsystems Corp.                        185,430                    529
  Nien Hsing Textile Co. Ltd.                     564,000                    526
* Taiwan Cement Corp.                           1,831,080                    525

================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  D-Link Corp.                                    611,800          $         521
* Accton Technology Corp.                         763,475                    515
* Yageo Corp.                                   2,558,520                    492
  Formosa Taffeta Co., Ltd.                     1,329,640                    473
  Asia Cement Corp.                             1,489,000                    472
  Kinpo Electronics, Inc.                       1,092,460                    470
* Systex Corp.                                    856,200                    457
  China Airlines                                1,213,245                    409
  Sampo Corp.                                   1,172,000                    361
  Phoenixtec Power Co., Ltd.                      446,000                    343
* Cathay Construction Corp.                     1,489,000                    333
* Taiwan Styrene Monomer Corp.                    506,000                    332
  Giant Manufacturing Co., Ltd.                   314,270                    325
  Taiwan Secom Corp., Ltd.                        413,700                    318
* Compeq Manufacturing Co., Ltd.                  970,750                    308
* Mosel Vitelic Inc.                            4,719,000                    306
* Pacific Electric Wire &
   Cable Co., Ltd.                              4,283,600                    295
* Arima Computer Corp.                          1,025,100                    294
  Eternal Chemical Co., Ltd.                      548,100                    269
  Continental Engineering Corp.                   897,840                    259
  Shihlin Electric &
   Engineering Corp.                              578,000                    247
* Picvue Electronics, Ltd.                        920,150                    198
* Prodisc Technology Inc.                         425,730                    191
  Far Eastern Department
   Stores Ltd.                                  1,022,000                    182
* Wus Printed Circuit Co., Ltd.                   574,000                    181
* Tung Ho Enterprise Corp.                        680,400                    163
* Microelectronics Technology Inc.                473,100                    136
* BES Engineering Corp.                         1,593,720                    124
* Taiwan Tea Corp.                              1,392,000                    123
* China Synthetic Rubber Corp.                    469,760                    119
* Aurora Corp.                                    321,600                    107
                                                         -----------------------
                                                                         132,248
                                                         -----------------------
THAILAND (2.2%)
  Advanced Information Services
   Co. Ltd. (Foreign)                           2,142,740                  2,249
  PTT Public Co., Ltd. (Foreign)                2,023,900                  2,219
* Kasikornbank Public
   Co. Ltd. (Foreign)                           2,605,100                  2,203
* Bangkok Bank PLC (Foreign)                    1,464,034                  2,049
  PTT Exploration &
   Production PLC (Foreign)                       632,736                  1,815
  Siam Cement PLC (Foreign)                       374,790                  1,110
  BEC World Public Co.
   Ltd. (Foreign)                                 219,023                  1,052
  Siam Cement PLC (Local)                         328,190                    926
  Shin Corp. Public Co. Ltd.                    2,443,000                    826
  Land and Houses Public Co. Ltd.               4,402,800                    791
* Siam Commercial
   Bank PLC (Foreign)                             979,891                    783
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Siam City Cement PLC (Foreign)                  149,806          $         706
* Siam Commercial Bank Cvt. Pfd.                  867,444                    688
  Delta Electronics (Thailand)
   Public Co. Ltd. (Foreign)                    1,014,050                    674
  Hana Microelectronics
   Public Co. Ltd. (Foreign)                      263,600                    553
  Charoen Pokphand Foods
   Public Co., Ltd. (Foreign)                   4,869,012                    391
  Ratchaburi Electricity
   Generating Holding
    Public Co. Ltd. (Foreign)                     694,400                    389
* National Finance &
   Securities PLC (Foreign)                     1,276,630                    369
* Bank of Ayudhya PLC (Foreign)                 1,482,084                    311
  Thai Union Frozen Products
   Public Co. Ltd. (Foreign)                  628,700 308
  Bangkok Expressway
   PLC (Foreign)                                  865,000                    301
* Bank of Asia Public
   Co. Ltd. (Foreign)                           2,502,400                    290
* TelecomAsia PLC (Foreign)                     2,649,988                    286
  Electricity Generating PLC
   (Foreign)                                      259,048                    258
* DBS Thai Danu Bank PLC
   (Foreign)                                    2,006,200                    250
  National Petrochemical PLC
   (Foreign)                                      171,916                    201
  Kiatnakin Finance
   Public Co. Ltd. (Foreign)                      298,900                    190
* Industrial Finance Corp. of
   Thailand PLC (Foreign)                       1,102,508                    147
* United Broadcasting Corp.
   PLC (Foreign)                                  394,096                    143
  Siam Makro Public Co. (Foreign)                 165,400                    122
* Bangkok Bank PLC (Local)                         96,400                    118
  Electricity Generating
   Public Co. Ltd.                                 54,500                     53
* TelecomAsia Corp.
   Public Co. Ltd. (Foreign)
    Warrants Exp. 4/3/2010                      1,020,789                     --
                                                         -----------------------
                                                                          22,771
                                                         -----------------------
TURKEY (1.6%)
  Akbank TAS                                  562,079,286                  1,992
* Turkiye Is Bankasi
   A.S. C Shares                              558,536,940                  1,721
  Tupras-Turkiye Petrol
   Rafinerileri A.S.                          239,517,016                  1,667
* Anadolu Efes Biracilik ve
   Malt Sanayii A.S.                           59,451,116                  1,186
  Haci Omer Sabanci
   Holding A.S.                               461,898,815                  1,040
* Turkcell Iletisim Hizmetleri A.S.           154,589,700                    928

================================================================================
                                                                          MARKET
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                  SHARES                  (000)
================================================================================
* KOC Holding A.S.                             90,386,500          $         912
* Yapi ve Kredi Bankasi A.S.                  757,064,998                    783
* Turkiye Garanti Bankasi A.S.                604,246,421                    729
* Eregli Demir ve Celik
   Fabrikalari A.S.                            53,378,071                    644
  Migros Turk A.S.                             65,469,054                    577
  Arcelik A.S.                                 58,815,793                    571
* Vestel Elektronik Sanayi ve
   Ticaret A.S.                               164,892,707                    395
* Ford Otomotiv Sanayi A.S.                    29,673,385                    341
  Trakya Cam Sanayii A.S.                     116,299,873                    282
* Turk Sise ve Cam
   Fabrikalari A.S.                           231,944,089                    270
* Hurriyet Azetecilik ve
   Matbaacillik A.S.                          108,305,078                    246
* Tofas Turk Otomobil
   Fabrikasi A.S.                              85,876,317                    244
* Aygaz A.S.                                   32,047,503                    219
  Cimsa Cemento Sanayi ve
   Ticaret A.S.                                71,772,960                    206
* Is Gayrimenkul Yatirim
   Ortakligi A.S.                             298,017,775                    196
  Aksa Akrilik Kimya
   Sanayii A.S.                                17,348,218                    194
  Alarko Holdings A.S.                         11,207,152                    177
  Ak Enerji Elektrik Uretimi
   Otoproduktor Gruba A.S.                     35,418,896                    171
* Tansas Perakende
   Magazacilik Ticaret A.S.                   238,238,496                    157
* Dogan Yayin Holding A.S.                    109,997,996                    152
  Adana Cimento Sanayii T.A.S.                 25,930,604                    137
  Akcansa Cimento A.S.                         42,916,790                    119
  Netas-Northern Elektrik
   Telekomunikasyon A.S.                        4,056,924                     78
  Aksigorta A.S.                               24,340,282                     73
  Kordsa Kord Bezi Sanayi ve
   Ticaret A.S.                                13,864,936                     52
                                                         -----------------------
                                                                          16,459
                                                         -----------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,242,727)                                                       967,745
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
TEMPORARY CASH INVESTMENTS (10.0%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
(2) 1.17%, 5/9/2003                               $ 3,000                $ 2,999
Federal National Mortgage Assn.
(2) 1.16%-1.17%, 5/1/2003                          21,000                 21,000
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.32%, 5/1/2003                                   80,407                 80,407
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $104,406)                                                         104,406
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.9%)
 (Cost $1,347,133)                                                     1,072,151
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.9%)
--------------------------------------------------------------------------------
Receivables for Investment
 Securities Sold                                                         29,009
Other Assets--Note B                                                     19,622
Payables for Investment
Securities Purchased                                                    (50,890)
Other Liabilities                                                       (28,012)
                                                         -----------------------
                                                                        (30,271)
                                                         -----------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $1,041,880
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investments in South Korea and Taiwan to 20.6% and 14.1%, respectively. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 96.7% and 6.2%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Securities with an aggregate value of $23,999,000 have been segregated in connection with open swap contracts.
ADR--American Depositary Receipt.
ILS--Israeli Shekel.

================================================================================
                                                                          AMOUNT
                                                                           (000)
================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,486,805
Undistributed Net Investment Income                                      10,278
Accumulated Net Realized Losses                                        (167,256)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                 (274,982)
 Foreign Currencies                                                         253
 Swap Contracts                                                         (13,218)
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,041,880
================================================================================
Investor Shares--Net Assets
Applicable to 122,565,137 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $959,409
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $7.83
================================================================================
Institutional Shares--Net Assets
Applicable to 10,529,135 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $82,471
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $7.83
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
                                                                          VALUE*
TOTAL INTERNATIONAL STOCK INDEX FUND               SHARES                  (000)
================================================================================
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
 Investor Shares                              127,440,422          $   2,128,255
Vanguard Pacific Stock Index Fund
 Investor Shares                              139,755,875                782,633
Vanguard Emerging Markets Stock Index Fund
 Investor Shares                               37,504,443                293,660
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $4,292,763)                                                     3,204,548
--------------------------------------------------------------------------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
================================================================================
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account 1.32%, 5/1/2003
(Cost $1,077)                                      $1,077                 1,077
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $4,293,840)                                                    3,205,625
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                              5,104
Liabilities                                                              (6,334)
                                                         -----------------------
                                                                         (1,230)
                                                         -----------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 411,056,883 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $3,204,395
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $7.80
================================================================================
*See Note A in Notes to Financial Statements.



================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                   AMOUNT                    PER
                                                    (000)                  SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                $4,343,356                $10.57
Undistributed Net Investment Income                   508                    --
Accumulated Net Realized Losses                   (51,254)                 (.12)
Unrealized Depreciation                        (1,088,215)                (2.65)
--------------------------------------------------------------------------------
NET ASSETS                                     $3,204,395                 $7.80
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
                                                                          VALUE*
DEVELOPED MARKETS INDEX FUND                       SHARES                  (000)
================================================================================
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
 Investor Shares                               19,035,894               $317,899
Vanguard Pacific Stock Index Fund
 Investor Shares                               20,889,727                116,983
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $517,926)                                                         434,882
--------------------------------------------------------------------------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
================================================================================
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations in a
 Pooled Cash Account 1.32%-5/1/2003
 (Cost $163)                                         $163                   163
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $518,089)                                                        435,045
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                                503
Liabilities                                                                (722)
                                                         -----------------------
                                                                           (219)
                                                         -----------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 75,118,853 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $434,826
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $5.79
================================================================================
*See Note A in Notes to Financial Statements.



================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                   AMOUNT                    PER
                                                    (000)                  SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                  $522,246                 $6.95
Undistributed Net Investment Income                    81                    --
Accumulated Net Realized Losses                    (4,457)                 (.06)
Unrealized Depreciation                           (83,044)                (1.10)
--------------------------------------------------------------------------------
NET ASSETS                                       $434,826                 $5.79
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
                                                                          VALUE*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND         SHARES                  (000)
================================================================================
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
 Institutional Shares                          18,917,393               $316,110
Vanguard Pacific Stock Index Fund
 Institutional Shares                          20,765,827                116,288
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $528,791)                                                         432,398
================================================================================
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                                469
Liabilities                                                                (489)
                                                         -----------------------
                                                                            (20)
                                                         -----------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 75,383,534 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $432,378
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $5.74
================================================================================

*See Note A in Notes to Financial Statements.


================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                   AMOUNT                    PER
                                                    (000)                  SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                  $537,083                 $7.12
Undistributed Net Investment Income                    58                   --
Accumulated Net Realized Losses                    (8,370)                 (.11)
Unrealized Depreciation                           (96,393)                (1.27)
--------------------------------------------------------------------------------
NET ASSETS                                       $432,378                 $5.74
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

===============================================================================================================================
                                                                        EUROPEAN              PACIFIC                  EMERGING
                                                                     STOCK INDEX          STOCK INDEX             MARKETS STOCK
                                                                            FUND                 FUND                INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED APRIL 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
                                                                           (000)                (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends*                                                             $ 71,630          $ 16,085                    $ 13,884
 Interest                                                                     58               149                         666
 Security Lending                                                          1,542               391                          --
 Swap Income                                                                  --                --                       1,122
-------------------------------------------------------------------------------------------------------------------------------
  Total Income                                                            73,230               16,625                   15,672
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                                62                   62                       62
  Management and Administrative--Investor Shares                           5,099                2,332                    1,576
  Management and Administrative--Admiral Shares                              267                  123                       --
  Management and Administrative--Institutional Shares                        238                  169                       79
  Marketing and Distribution--Investor Shares                                297                  114                       63
  Marketing and Distribution--Admiral Shares                                  17                    6                       --
  Marketing and Distribution--Institutional Shares                            36                   16                        7
 Custodian Fees                                                            1,213                  376                      795
 Shareholders' Reports and Proxies--Investor Shares                          122                   47                       33
 Shareholders' Reports and Proxies--Admiral Shares                             1                   --                       --
 Shareholders' Reports and Proxies--Institutional Shares                       1                   --                       --
 Trustees' Fees and Expenses                                                   4                    1                        1
-------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                           7,357                3,246                    2,616
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     65,873               13,379                   13,056
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                              (70,596)              (2,636)                   (1,380)
 Futures Contracts                                                        (2,147)              (3,151)                       --
 Foreign Currencies and Forward Currency Contracts                         1,547                  320                       (85)
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 (71,196)              (5,467)                   (1,465)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment in Securities                                                 209,379              (81,120)                  63,641
Futures Contracts                                                          1,189                1,020                         -
Foreign Currencies and Forward Currency Contracts                          1,393                  148                      394
Swap Contracts                                                                 -                    -                    (6,744)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         211,961              (79,952)                  47,291
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $206,638             $(72,040)                 $58,882
===============================================================================================================================

*Dividends are net of foreign withholding taxes of $9,513,000, $1,167,000, and $1,055,000, respectively.

===============================================================================================================================
                                                                           TOTAL                                  INSTITUTIONAL
                                                                   INTERNATIONAL            DEVELOPED                 DEVELOPED
                                                                     STOCK INDEX        MARKETS INDEX             MARKETS INDEX
                                                                            FUND                 FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED APRIL 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
                                                                           (000)                (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Income Distributions Received                                          $ 59,766              $ 6,561                  $ 8,152
 Interest                                                                     15                    4                        9
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                                             59,781                6,565                    8,161
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received                                          --                   --            --
 Investment Securities Sold                                                   --               (4,457)                  (8,381)
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                      --               (4,457)                  (8,381)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES                                  10,221                6,010                    5,932
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                               $70,002               $8,118                   $5,712
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


EUROPEAN STOCK INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                         $ 65,873               $ 110,556
 Realized Net Gain (Loss)                      (71,196)                (248,573)
 Change in Unrealized Appreciation
  (Depreciation)                                211,961                (586,241)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                   206,638                (724,258)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                               (95,319)                (93,901)
  Admiral Shares                                 (8,302)                 (7,397)
  Institutional Shares                          (10,645)                 (6,895)
 Realized Capital Gain
  Investor Shares                                    --                       --
  Admiral Shares                                     --                       --
  Institutional Shares                               --                       --
--------------------------------------------------------------------------------
   Total Distributions                         (114,266)               (108,193)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                                312,221                 414,037
 Admiral Shares                                   9,933                 141,385
 Institutional Shares                           181,811                 119,523
--------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                  503,965                 674,945
--------------------------------------------------------------------------------
   Total Increase (Decrease)                    596,337               (157,506)
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                           4,515,869               4,673,375
--------------------------------------------------------------------------------
End of Period                                $5,112,206              $4,515,869
================================================================================

PACIFIC STOCK INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                         $ 13,379                $ 17,523
 Realized Net Gain (Loss)                        (5,467)                (68,609)
 Change in Unrealized Appreciation
  (Depreciation)                                (79,952)               (180,859)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                   (72,040)               (231,945)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                                (15,919)                 (6,460)
 Admiral Shares                                  (1,318)                   (464)
 Institutional Shares                            (2,312)                   (556)
--------------------------------------------------------------------------------
Realized Capital Gain
 Investor Shares                                     --                       --
 Admiral Shares                                      --                       --
 Institutional Shares                                --                       --
--------------------------------------------------------------------------------
  Total Distributions                           (19,549)                 (7,480)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                                110,942                 201,347
 Admiral Shares                                  11,344                  37,503
 Institutional Shares                            69,696                  61,788
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                   191,982                 300,638
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     100,393                  61,213
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                           1,619,814               1,558,601
--------------------------------------------------------------------------------
End of Period                                $1,720,207              $1,619,814
================================================================================

EMERGING MARKETS STOCK INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                         $ 13,056                $ 16,364
 Realized Net Gain (Loss)                        (1,465)                (66,301)
 Change in Unrealized Appreciation
  (Depreciation)                                 47,291                  76,421
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                     58,882                  26,484
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                                (14,099)                (18,741)
 Institutional Shares                            (1,409)                 (2,055)
Realized Capital Gain
 Investor Shares                                     --                       --
 Institutional Shares                                --                       --
--------------------------------------------------------------------------------
  Total Distributions                           (15,508)                (20,796)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                                 78,036                  66,374
 Institutional Shares                             2,928                  10,755
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                    80,964                  77,129
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     124,338                  82,817
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                             917,542                 834,725
--------------------------------------------------------------------------------
End of Period                                $1,041,880                $917,542
================================================================================

TOTAL INTERNATIONAL STOCK INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                         $ 59,781                $ 50,696
 Realized Net Gain (Loss)                            --                 (43,870)
 Change in Unrealized Appreciation
  (Depreciation)                                 10,221                (396,552)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                     70,002                (389,726)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                          (59,624)                (50,646)
 Realized Capital Gain                               --                       --
--------------------------------------------------------------------------------
  Total Distributions                           (59,624)                (50,646)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions--Note G           310,418                 592,307
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     320,796                 151,935
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                           2,883,599               2,731,664
--------------------------------------------------------------------------------
End of Period                                $3,204,395              $2,883,599
================================================================================


DEVELOPED MARKETS INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                          $ 6,565                 $ 3,033
 Realized Net Gain (Loss)                        (4,457)                      --
 Change in Unrealized Appreciation
  (Depreciation)                                  6,010                 (46,600)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      8,118                 (43,567)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                           (6,494)                 (3,023)
 Realized Capital Gain                               --                       --
--------------------------------------------------------------------------------
  Total Distributions                            (6,494)                 (3,023)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions--Note G           125,002                 209,397
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     126,626                 162,807
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                             308,200                 145,393
--------------------------------------------------------------------------------
End of Period                                  $434,826                $308,200
================================================================================

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
================================================================================
                                             SIX MONTHS                     YEAR
                                                  ENDED                    ENDED
                                          APR. 30, 2003            OCT. 31, 2002
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                          $ 8,161                 $ 4,413
 Realized Net Gain (Loss)                        (8,381)                      --
 Change in Unrealized Appreciation
  (Depreciation)                                  5,932                 (42,863)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      5,712                 (38,450)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                           (8,134)                 (4,448)
 Realized Capital Gain                               --                       --
--------------------------------------------------------------------------------
  Total Distributions                            (8,134)                 (4,448)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions--Note G           173,687                  97,692
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     171,265                  54,794
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                             261,113                 206,319
--------------------------------------------------------------------------------
End of Period                                  $432,378                $261,113
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' expense ratios are zero because they pay no direct expenses; these funds' share of the expenses of the other funds in which they invest reduces the income received from them. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EUROPEAN STOCK INDEX FUND INVESTOR SHARES

=================================================================================================================================
                                          SIX MONTHS ENDED      YEAR ENDED       JAN. 1 TO
FOR A SHARE OUTSTANDING                           APR. 30,        OCT. 31,        OCT. 31,           YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
THROUGHOUT EACH PERIOD                                2003            2002           2001*       2000      1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.44          $19.50          $25.99     $28.82    $25.28   $20.13   $16.57
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .20             .39             .37       .335       .50      .41      .38
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .46           (3.01)          (6.85)    (2.692)     3.69     5.40     3.63
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .66           (2.62)          (6.48)    (2.357)     4.19     5.81     4.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.40)           (.44)           (.01)     (.423)     (.50)    (.52)    (.37)
 Distributions from Realized Capital Gains              --              --              --      (.050)     (.15)    (.14)    (.08)
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                  (.40)           (.44)           (.01)     (.473)     (.65)    (.66)    (.45)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.70          $16.44          $19.50     $25.99    $28.82   $25.28   $20.13
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                       4.13%         -13.81%         -24.94%     -8.18%    16.62%   28.86%   24.23%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $4,258          $3,870          $4,165     $5,611    $6,106   $4,479   $2,432
Ratio of Total Expenses
 to Average Net Assets                              0.34%+           0.33%          0.30%+      0.29%     0.29%    0.29%    0.31%
Ratio of Net Investment Income
 to Average Net Assets                              2.80%+           2.24%          2.08%+      1.64%     1.99%    1.97%    2.19%
Portfolio Turnover Rate                                4%+             15%              3%         8%        7%       7%       3%
=================================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 1.0% from 1/1/1997 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

EUROPEAN STOCK INDEX FUND ADMIRAL SHARES

========================================================================================================================
                                                                SIX MONTHS                       YEAR
                                                                     ENDED                      ENDED           AUG. 13*
                                                                  APR. 30,                   OCT. 31,        TO OCT. 31,
------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                       2002             2001**
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $38.61                     $45.77             $50.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .497                        .96                .12
 Net Realized and Unrealized Gain (Loss) on Investments              1.078                      (7.08)             (4.35)
------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                   1.575                      (6.12)             (4.23)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.975)                     (1.04)                --
 Distributions from Realized Capital Gains                              --                         --                 --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.975)                     (1.04)                --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $39.21                     $38.61             $45.77
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.20%                    -13.74%             -8.46%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $352                       $335               $261
 Ratio of Total Expenses to Average Net Assets                      0.23%+                      0.23%             0.25%+
 Ratio of Net Investment Income to Average Net Assets               2.28%+                      2.41%             0.70%+
 Portfolio Turnover Rate                                               4%+                        15%                 3%
========================================================================================================================

*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Annualized.


EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES

=============================================================================================================================
                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED          JAN. 1 TO    MAY 15**
                                                                  APR. 30,            OCT. 31,        OCT. 31, TO    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                2002              2001*        2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $16.46              $19.52             $25.99      $27.22
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .215                .414               .390        .172
 Net Realized and Unrealized Gain (Loss) on Investments               .460              (3.015)            (6.848)      (.965)
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                    .675              (2.601)            (6.458)      (.793)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.425)              (.459)             (.012)      (.437)
 Distributions from Realized Capital Gains                              --                  --                 --          --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.425)              (.459)             (.012)      (.437)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $16.71              $16.46             $19.52      $25.99
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.22%             -13.71%            -24.85%      -2.89%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $503                $311               $248        $284
Ratio of Total Expenses
 to Average Net Assets                                              0.18%+               0.18%             0.20%+      0.20%+
Ratio of Net Investment Income
 to Average Net Assets                                              3.11%+               2.46%             2.13%+      1.19%+
Portfolio Turnover Rate                                                4%+                 15%                 3%          8%
=============================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES

=================================================================================================================================
                                          SIX MONTHS ENDED      YEAR ENDED       JAN. 1 TO
FOR A SHARE OUTSTANDING                           APR. 30,        OCT. 31,        OCT. 31,           YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                               2003             2002           2001*       2000      1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $5.90           $6.79           $8.95     $12.22    $ 7.84    $7.72   $10.51
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .041            .065             .07       .077       .08     .085      .09
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (.274)          (.923)          (2.23)    (3.222)     4.39     .100    (2.79)
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (.233)          (.858)          (2.16)    (3.145)     4.47     .185    (2.70)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.067)          (.032)             --      (.125)     (.09)   (.065)    (.09)
 Distributions from Realized Capital Gains              --              --              --         --        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.067)          (.032)             --      (.125)     (.09)   (.065)    (.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $5.60           $5.90           $6.79     $ 8.95    $12.22    $7.84   $ 7.72
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                      -3.97%         -12.67%         -24.13%    -25.74%    57.05%    2.41%  -25.67%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $1,421          $1,386          $1,389     $1,823    $2,526   $1,033     $827
Ratio of Total Expenses
 to Average Net Assets                              0.41%+           0.40%          0.37%+      0.38%     0.37%    0.40%    0.35%
Ratio of Net Investment Income
 to Average Net Assets                              1.55%+           1.04%          1.06%+      0.68%     0.95%    1.17%    1.03%
Portfolio Turnover Rate                                1%+             20%              2%         6%        6%       4%       8%
=================================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 1/1/1997 through 3/31/2000) or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

PACIFIC STOCK INDEX FUND ADMIRAL SHARES

========================================================================================================================
                                                                SIX MONTHS
                                                                     ENDED                 YEAR ENDED        AUG. 13* TO
                                                                  APR. 30,                   OCT. 31,           OCT. 31,
------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                       2002             2001**
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $38.63                     $44.40             $50.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .291                       .461                .20
 Net Realized and Unrealized Gain
  (Loss) on Investments                                             (1.828)                    (6.016)             (5.80)
------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                  (1.537)                    (5.555)             (5.60)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.473)                     (.215)                --
 Distributions from Realized Capital Gains                              --                         --                 --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.473)                     (.215)                --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $36.62                     $38.63             $44.40
------------------------------------------------------------------------------------------------------------------------
Total Return                                                        -4.00%                    -12.55%            -11.20%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $108                       $102                $80
Ratio of Total Expenses
 to Average Net Assets                                              0.30%+                      0.30%             0.32%+
Ratio of Net Investment Income
 to Average Net Assets                                              1.66%+                      1.16%             2.05%+
Portfolio Turnover Rate                                                1%+                        20%                 2%
========================================================================================================================

*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Annualized.


PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

=============================================================================================================================
                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED        JAN. 1 TO     MAY 15**
                                                                  APR. 30,            OCT. 31,         OCT. 31,  TO DEC. 31,
-----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                2002            2001*         2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $5.91               $6.79            $8.95       $11.10
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .039                .081              .08         .052
 Net Realized and Unrealized Gain (Loss) on Investments              (.274)              (.923)           (2.24)     (2.071)
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                   (.235)              (.842)           (2.16)     (2.019)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.075)              (.038)              --       (.131)
 Distributions from Realized Capital Gains                              --                  --               --          --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.075)              (.038)              --       (.131)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $5.60               $5.91            $6.79      $ 8.95
=============================================================================================================================
Total Return                                                        -4.00%             -12.44%          -24.13%     -18.19%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $191                $131              $90        $102
Ratio of Total Expenses
 to Average Net Assets                                              0.25%+               0.25%           0.29%+      0.29%+
Ratio of Net Investment Income
 to Average Net Assets                                              1.76%+               1.20%           1.18%+      0.79%+
Portfolio Turnover Rate                                                1%+                 20%               2%          6%
=============================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES

=================================================================================================================================
                                          SIX MONTHS ENDED      YEAR ENDED       JAN. 1 TO
FOR A SHARE OUTSTANDING                           APR. 30,        OCT. 31,        OCT. 31,           YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
THROUGHOUT EACH PERIOD                                2003            2002           2001*       2000      1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.48           $7.28           $8.84     $12.50    $ 7.91    $9.98   $12.28
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .096             .15             .19       .141       .24      .27      .24
 Net Realized and Unrealized Gain
  (Loss) on Investments                               .376             .25           (1.74)    (3.583)     4.62    (2.08)   (2.31)
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    .472             .40           (1.55)    (3.442)     4.86    (1.81)   (2.07)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.122)           (.20)           (.01)     (.218)     (.27)    (.26)    (.23)
 Distributions from Realized Capital Gains              --              --              --         --        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.122)           (.20)           (.01)     (.218)     (.27)    (.26)    (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.83           $7.48           $7.28     $ 8.84    $12.50    $7.91   $ 9.98
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                       6.30%           5.27%         -17.55%    -27.56%    61.57%  -18.12%  -16.82%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $959            $841            $770       $913    $1,138     $577     $660
Ratio of Total Expenses
 to Average Net Assets                              0.55%+           0.57%          0.60%+      0.59%     0.58%    0.61%    0.57%
Ratio of Net Investment Income
 to Average Net Assets                              2.67%+           1.67%          2.69%+      1.51%     2.55%    2.99%    1.96%
Portfolio Turnover Rate                               18%+             65%             23%        40%       22%      22%      19%
=================================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 through 3/31/2000, 1.5% from 1/1/1997 through
11/2/1997), the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000), or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES

=============================================================================================================================
                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED       JAN. 1 TO      JUNE 22**
                                                                  APR. 30,            OCT. 31,         OCT. 31,   TO DEC. 31,
-----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                2002            2001*          2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $7.49               $7.29            $8.84        $11.16
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .099                .165             .200          .021
 Net Realized and Unrealized Gain (Loss) on Investments               .376                .246           (1.739)       (2.126)
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                    .475                .411           (1.539)       (2.105)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.135)              (.211)           (.011)        (.215)
 Distributions from Realized Capital Gains                              --                  --               --            --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.135)              (.211)           (.011)        (.215)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.83               $7.49            $7.29        $ 8.84
-----------------------------------------------------------------------------------------------------------------------------
Total Return+                                                        6.33%               5.40%          -17.42%       -18.86%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                   $82                 $76              $65           $19
Ratio of Total Expenses
 to Average Net Assets                                             0.39%++               0.41%          0.45%++       0.45%++
Ratio of Net Investment Income
 to Average Net Assets                                             2.80%++               1.85%          2.75%++       1.34%++
Portfolio Turnover Rate                                              18%++                 65%              23%           40%
=============================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.
++Annualized.

TOTAL INTERNATIONAL STOCK INDEX FUND

=================================================================================================================================
                                          SIX MONTHS ENDED      YEAR ENDED       JAN. 1 TO
FOR A SHARE OUTSTANDING                           APR. 30,        OCT. 31,        OCT. 31,           YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2003            2002           2001*       2000      1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.79           $8.99          $11.83     $14.31    $11.19   $ 9.87   $10.14
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .157            .165              --        .20       .21      .21      .18
 Capital Gain Distributions Received                    --              --              --        .01       .04      .02      .02
 Net Realized and Unrealized Gain
  (Loss) on Investments                               .010          (1.200)          (2.84)     (2.44)     3.09     1.31     (.28)
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    .167          (1.035)          (2.84)     (2.23)     3.34     1.54     (.08)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.157)          (.165)             --       (.20)     (.21)    (.21)    (.17)
 Distributions from Realized Capital Gains              --              --              --       (.05)     (.01)    (.01)    (.02)
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                 (.157)          (.165)             --       (.25)     (.22)    (.22)    (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.80           $7.79          $ 8.99     $11.83    $14.31   $11.19   $ 9.87
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                       2.21%         -11.80%         -24.01%    -15.61%    29.92%   15.60%   -0.77%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $3,204          $2,884          $2,732     $2,920    $2,570   $1,375     $903
Ratio of Total Expenses
 to Average Net Assets                                  0%              0%              0%         0%        0%       0%       0%
Ratio of Net Investment Income
 to Average Net Assets                               2.01%           1.70%          0.05%+      1.68%     2.04%    2.18%    2.19%
Portfolio Turnover Rate                                2%+              5%              2%         3%        1%       2%       0%
=================================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 0.75% from 1/1/1997 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

DEVELOPED MARKETS INDEX FUND

=============================================================================================================================
                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED       JAN. 1 TO        MAY 8**
                                                                  APR. 30,            OCT. 31,        OCT. 31,    TO DEC. 31,
-----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                2002           2001*           2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $5.80               $6.83           $9.07         $10.00
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .116                 .12              --            .15
 Capital Gain Distributions Received                                    --                  --              --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments                                               (.010)              (1.03)          (2.24)          (.93)
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                    .106                (.91)          (2.24)          (.78)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.116)               (.12)             --           (.15)
 Distributions from Realized Capital Gains                              --                  --              --             --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.116)               (.12)             --           (.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $5.79               $5.80           $6.83         $ 9.07
-----------------------------------------------------------------------------------------------------------------------------
Total Return+                                                        1.89%             -13.61%         -24.70%         -7.78%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $435                $308            $145            $99
Ratio of Total Expenses
 to Average Net Assets                                                  0%                  0%              0%             0%
Ratio of Net Investment Income
 to Average Net Assets                                               1.75%               1.30%         0.04%++        1.68%++
Portfolio Turnover Rate                                               9%++                  5%              9%             8%
=============================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
++Annualized.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

=============================================================================================================================
                                                                SIX MONTHS                YEAR
                                                                     ENDED               ENDED       JAN. 1 TO       JUNE 1**
                                                                  APR. 30,            OCT. 31,        OCT. 31,    TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2003                2002           2001*           2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $5.76               $6.78           $9.01         $10.00
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                .126                .132              --            .15
 Capital Gain Distributions Received                                    --                  --              --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments                                               (.020)             (1.020)          (2.23)          (.99)
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                    .106               (.888)          (2.23)          (.84)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                (.126)              (.132)             --           (.15)
 Distributions from Realized Capital Gains                              --                  --              --             --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (.126)              (.132)             --           (.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $5.74               $5.76           $6.78         $ 9.01
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                         1.92%             -13.41%         -24.75%         -8.38%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $432                $261            $206           $171
Ratio of Total Expenses
 to Average Net Assets                                                  0%                  0%              0%             0%
Ratio of Net Investment Income
 to Average Net Assets                                               2.08%               1.75%          0.05%+         1.74%+
Portfolio Turnover Rate                                               11%+                  9%              3%             3%
=============================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

     The European and Pacific Stock Index Funds each offer three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. The Emerging Markets Stock Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.  Security  Valuation:  European,  Pacific,  and Emerging  Markets Stock Index
Funds: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of their primary markets, are valued by methods deemed by the board of trustees to represent fair value. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. All funds: Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The European Stock Index Fund uses MSCI Pan-Euro Index futures contracts, and the Pacific Stock Index Fund uses Topix Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     The European and Pacific Stock Index Funds also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The primary risk associated with the funds' use of these contracts is that a counterparty will fail to fulfill its obligations under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Swap Contracts: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index, when investing through a swap is expected to provide a return advantage over buying the individual stocks. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) of the referenced stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. Swap income is accrued daily in the amount of net interest earned or payable and any payments in lieu of dividends by the referenced stocks. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates the swap prior to the scheduled termination date.

5. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

6. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

8. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard.

     At April 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

================================================================================
                      CAPITAL CONTRIBUTION        PERCENTAGE       PERCENTAGE OF
                               TO VANGUARD           OF FUND          VANGUARD'S
INDEX FUND                        (000)           NET ASSETS      CAPITALIZATION
--------------------------------------------------------------------------------
European                          $846               0.02%                0.85%
Pacific                            322               0.02                 0.32
Emerging Markets                   179               0.02                 0.18
================================================================================

The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended April 30, 2003, were reimbursed by Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the six months ended April 30, 2003, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency gains (losses) of $31,000, $19,000, and $(85,000), respectively, which permanently increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized losses to undistributed net investment income.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

================================================================================
                                             CAPITAL LOSSES
--------------------------------------------------------------------------------
                                                          EXPIRATION: FISCAL
                                 AMOUNT                         YEARS ENDING
INDEX FUND                        (000)                           OCTOBER 31
--------------------------------------------------------------------------------
European                        $329,517                         2008-2010
Pacific                          174,264                         2006-2010
Emerging Markets                 165,400                         2006-2010
Total International               51,127                         2009-2010
--------------------------------------------------------------------------------

     The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At April 30, 2003, net unrealized depreciation of investment securities for tax purposes was:

================================================================================
                                                       (000)
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                   APPRECIATED   DEPRECIATED        APPRECIATION
INDEX FUND                         SECURITIES     SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
European                            $642,208     $(1,004,951)       $ (362,743)
Pacific                               87,075        (948,413)         (861,338)
Emerging Markets                      64,801        (339,783)         (274,982)
Total International                      --       (1,088,215)       (1,088,215)
Developed Markets                        --          (83,044)          (83,044)
Institutional Developed Markets          --          (96,393)          (96,393)
--------------------------------------------------------------------------------

     At April 30, 2003, the aggregate settlement value of open futures contracts and the related unrealized appreciation were:

================================================================================
                                                         (000)
--------------------------------------------------------------------------------
                                                    AGGREGATE         UNREALIZED
                                      NUMBER OF    SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS      LONG CONTRACTS        VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
European/
 MSCI Pan-Euro Index, exp. 6/2003      1,902          $29,191           $1,121
Pacific/
 Topix Index, exp. 6/2003                297           19,689              108
--------------------------------------------------------------------------------


     At April 30, 2003, the European and Pacific Stock Index Funds had open forward currency contracts to receive and deliver currencies as follows:

================================================================================
                                                         (000)
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                            CONTRACT AMOUNT         APPRECIATION
INDEX FUND/CONTRACT SETTLEMENT DATE    RECEIVE          DELIVER   (DEPRECIATION)
--------------------------------------------------------------------------------
European 6/25/2003                     EUR 25,130       USD 27,996       $1,270
Pacific 6/18/2003                      JPY 2,336,775    USD 19,627         (222)
--------------------------------------------------------------------------------
EUR--euro.
JPY--Japanese yen.
USD--U.S. dollars.


Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

     The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency gains of $755,000, $44,000, and $253,000, respectively, resulting from the translation of other assets and liabilities at April 30, 2003.

     At April 30, 2003, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

================================================================================================================
                                                                                                     UNREALIZED
                                                        NOTIONAL      FLOATING         MARKET      APPRECIATION
                                          TERMINATION     AMOUNT      INTEREST          VALUE     (DEPRECIATION)
FUND/COUNTRY/REFERENCED STOCK                    DATE      (000)          RATE*          (000)             (000)
----------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
 SOUTH KOREA
   Kia Motors                                5/7/2003      $ 689          5.94%         $ 556              (133)
   KT Corp.                                 5/12/2003      1,794          3.94%         1,646              (148)
   KT Corp.                                 5/12/2003         88          3.93%            80                (8)
   Samsung Electronics Co. Ltd.             5/12/2003     19,209          3.69%        18,325              (884)
   SK Telecom Co., Ltd.                     5/13/2003      3,052          3.93%         2,047            (1,005)
   SK Telecom Co., Ltd.                     5/15/2003      1,894          3.92%         1,291              (603)
   Korea Free Telecom                       8/18/2003      1,978          3.18%         1,282              (696)
 TAIWAN
   Ambit Microsystems Corp.                  5/8/2003        526          3.84%           446               (80)
   AU Optronics Corp.                       8/13/2003        535          3.18%           217              (318)
   AU Optronics Corp.                       8/14/2003        439          3.18%           188              (251)
   Austek Computer Inc.                     8/18/2003      2,012          3.18%         1,184              (828)
   BENQ Corp.                                5/7/2003        797          4.34%           427              (370)
   China Development
    Financial Holding Corp.                  6/2/2003        962          3.70%           608              (354)
   Chinatrust Financial Co.                 8/14/2003      1,930          3.18%         1,596              (334)
   CMC Magnetics Corp.                      5/12/2003        584          4.69%           409              (175)
   Compal Electronics Inc.                  8/12/2003      1,000          3.18%         1,229               229
   Fubon Financial Holding Co.,   Ltd.      5/12/2003      1,323          3.93%           930              (393)
   Gigabyte Technology Co., Ltd.             5/8/2003        479          3.84%           269              (210)
   Hon Hai Precision Ind.                   8/18/2003      2,012          3.18%         1,568              (444)
   Lite-On Technology Corp.                  5/8/2003        517          4.69%           305              (212)
   Macronix International    Co., Ltd.       5/7/2003      1,057          3.94%           227              (830)
   Quanta Computer Inc.                     5/12/2003      1,475          4.34%           829              (646)
   Realtek Semiconductor Corp.               5/7/2003        720          5.84%           349              (371)
   Ritek Corp.                              5/12/2003        708          4.69%           315              (393)
   Siliconware Precision
    Industries Co.                           5/8/2003        648          4.69%           308              (340)
   United Microelectronics Corp.             8/6/2003      5,123          3.19%         2,639            (2,484)
   Via Technologies Inc.                    6/10/2003        922          3.69%           371              (551)
   Winbond Electronics Corp.                8/12/2003        967          3.18%           581              (386)
----------------------------------------------------------------------------------------------------------------
                                                                                                        (13,218)
================================================================================================================

*Based on one-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At April 30, 2003, the spread was greater than LIBOR, resulting in net interest earned by the fund at the rate shown above.

E. During the six months ended April 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

================================================================================
                                                             (000)
--------------------------------------------------------------------------------
INDEX FUND                                    PURCHASES                  SALES
--------------------------------------------------------------------------------
European                                       $556,523                $104,302
Pacific                                         191,671                   6,684
Emerging Markets                                167,491                  81,577
Total International                             345,276                  34,284
Developed Markets                               142,576                  17,192
Institutional Developed Markets                 195,372                  21,744
================================================================================

F. The market value of securities on loan to broker/dealers at April 30, 2003, and collateral received with respect to such loans were:

================================================================================
                                                    (000)
--------------------------------------------------------------------------------
                                   MARKET VALUE                  CASH
                                      OF LOANED            COLLATERAL
INDEX FUND                           SECURITIES              RECEIVED
--------------------------------------------------------------------------------
European                             $1,044,659            $1,092,003
Pacific                                 134,194               141,501
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

=================================================================================================================
                                                      SIX MONTHS ENDED                           YEAR ENDED
                                                        APRIL 30, 2003                     OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------------
                                                       AMOUNT        SHARES              AMOUNT            SHARES
INDEX FUND                                              (000)         (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------------
EUROPEAN
INVESTOR SHARES
 Issued                                             $ 459,896        28,964           $ 994,408            52,718
 Issued in Lieu of Cash Distributions                  90,696         5,679              88,639             4,506
 Redeemed                                            (238,371)      (15,160)           (669,010)          (35,340)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares            312,221        19,483             414,037            21,884
-----------------------------------------------------------------------------------------------------------------
ADMIRAL SHARES
 Issued                                                44,119         1,191             194,610             4,268
 Issued in Lieu of Cash Distributions                   6,400           171               5,932               128
 Redeemed                                             (40,586)       (1,080)            (59,157)           (1,409)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Admiral Shares               9,933           282             141,385             2,987
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
 Issued                                               212,200        13,085             171,326             8,794
 Issued in Lieu of Cash Distributions                  10,145           635               6,351               323
 Redeemed                                             (40,534)       (2,505)            (58,154)           (2,949)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares       181,811        11,215             119,523             6,168
=================================================================================================================

=================================================================================================================
                                                      SIX MONTHS ENDED                           YEAR ENDED
                                                        APRIL 30, 2003                     OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------------
                                                       AMOUNT        SHARES              AMOUNT            SHARES
INDEX FUND                                              (000)         (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------------
PACIFIC
INVESTOR SHARES
 Issued                                              $181,382        31,449           $ 434,864            65,614
 Issued in Lieu of Cash Distributions                  15,104         2,640               5,988               942
 Redeemed                                             (85,544)      (14,909)           (239,505)          (36,348)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares            110,942        19,180             201,347            30,208
-----------------------------------------------------------------------------------------------------------------
ADMIRAL SHARES
 Issued                                                23,288           617              56,944             1,315
 Issued in Lieu of Cash Distributions                   1,055            28                 387                 9
 Redeemed                                             (12,999)         (343)            (19,828)             (464)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Admiral Shares              11,344           302              37,503               860
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
 Issued                                                95,361        16,301             93,950             13,831
 Issued in Lieu of Cash Distributions                   2,099           367                 556                87
 Redeemed                                             (27,764)       (4,888)            (32,718)           (4,903)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares        69,696        11,780              61,788             9,015
-----------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
INVESTOR SHARES
 Issued                                               121,201        15,818            $257,448            29,712
 Issued in Lieu of Cash Distributions                  12,798         1,624              17,319             2,122
 Redeemed*                                            (55,963)       (7,380)           (208,393)          (24,995)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares             78,036        10,062              66,374             6,839
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
 Issued                                                13,942         1,826              93,950            13,831
 Issued in Lieu of Cash Distributions                   2,099           367                 556                87
 Redeemed*                                            (27,764)       (4,888)            (32,718)           (4,903)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares        69,696        11,780              61,788             9,015
-----------------------------------------------------------------------------------------------------------------
TOTAL INTERNATIONAL
 Issued                                              $520,698        68,652         $ 1,039,674           118,131
 Issued in Lieu of Cash Distributions                  54,512         7,211              46,919             5,083
 Redeemed                                            (264,792)      (35,170)           (494,286)          (56,538)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)                             310,418        40,693             592,307            66,676
-----------------------------------------------------------------------------------------------------------------
DEVELOPED MARKETS
 Issued                                              $173,014        30,571           $ 274,440            41,801
 Issued in Lieu of Cash Distributions                   5,661         1,009               2,495               361
 Redeemed                                             (53,673)       (9,570)            (67,538)          (10,343)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)                             125,002        22,010             209,397            31,819
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS
 Issued                                              $192,077        33,336           $ 126,752            19,187
 Issued in Lieu of Cash Distributions                   3,270           589               2,261               330
 Redeemed                                             (21,660)       (3,882)            (31,321)           (4,593)
-----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)                             173,687        30,043              97,692            14,924
=================================================================================================================

*Emerging Markets Stock Index Fund amounts are net of redemption fees of $239,000 and $949,000, respectively (fund totals).

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                                                                              71

CAPITALIZE ON YOUR IRA
Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

     Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.
o    CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.
     It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.
o    MAKE IT  AUTOMATIC.
     Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.
o    CONSIDER COST.
     The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.
o    REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS.
     Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

================================================================================
JOHN J. BRENNAN*
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the (1987) investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business (2001) strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice (2001) President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (1998) (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (1977) (Irish investment fund) (since November
2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ (1993) lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel (1985) engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS*
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

                                                                     [SHIP LOGO]
                                                              THE VANGUARD GROUP
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Wellington, Consolidated View, PlainTalk, Vanguard IRA, and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
WWW.VANGUARD.COM

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2003 The Vanguard Group, Inc.

                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q722 062003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto. (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date:  (Insert date used on the certifications)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: :  June 16, 2003

  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
                TREASURER


Date: :  June 16, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.